--------------------------------------------------------------------------------
To Our Variable Life Policyholders and Variable Annuity Contractholders:
--------------------------------------------------------------------------------

We are pleased to send you the 1997 Semi-Annual Report for Market Street Fund, Inc., its Growth, Money Market, Bond, Managed, Aggressive Growth, International, Common Stock, and Sentinel Growth Portfolios.

Economic Overview and Investment Perspective

The U.S. economy and all major domestic financial markets continued their outstanding performances during the first half of 1997. Moreover, the second quarter was far better than the first, and July recorded truly outstanding numbers. How much longer will the good performance last?

Past readers of this report know that they will find no answer to this question here. All we can do is give our thanks for past performance and make some observations about the factors that should underlie future performance. Future financial market performance is a function of future economic performance and current valuation levels. The outlook for the U.S. economy is, in a word, superb. Growth continues unabated with inflation showing no signs of reaccelerating. Interest rates declined in July as both the Fed and domestic credit markets recognized this reality. The recently enacted budget bill, while not improving the economic fundamentals, is certainly not a negative. The risk seems to lie more in current valuation levels, which may be overvaluing future economic performance, than in the economy itself.

How then to position oneself in the face of the economic and financial uncertainty which is, of course, a constant companion of any investor? Be a long term, patient investor, not a market timer. And take comfort and pride in the conservative, value oriented management styles of the Market Street Fund investment advisors with whom you have entrusted your policy dollars.

Review of Fund Portfolio Performance*

As always, it is important to recall in interpreting the accompanying Semi-Annual Reviews that the advisers of the equity portfolios of Market Street Fund do not engage in market timing. That is to say that in all but times of great market turmoil, they endeavor to keep the vast majority of portfolio assets invested in common stocks. Thus, they attempt to add value by stock selection utilizing the methods and in the markets specified in the Fund Prospectus. Their performance should be judged according to how well they do relative to market indices measuring the same type of activity.

We appreciate the opportunity to have served you in the past and look forward to serving you during the remainder of 1997 and many years into the future.

/s/ Stanley R. Reber
Stanley R. Reber
President
The Market Street Fund, Inc.

*Past performance is not predictive of future results. Moreover, the relationship between the performance of the Fund Portfolios and the actual increases or decreases in a policy's cash value is not directly proportional due to certain charges deducted from premiums and under the policies which are not reflected in the above figures. Please see the current prospectus for an explanation of these charges and for illustrations which take such charges into account in calculating cash values.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

1997 Semi-Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     Sentinel Advisors Company assumed investment management responsibilities for the Market Street Growth Portfolio effective May 1, 1997. In the two month period ending June 30, 1997, the Portfolio achieved a total return of 7.6%. Official Lipper growth & income group averages are unavailable for this initial two month period. The Lipper Growth & Income Index, an average of the 30 largest growth & income mutual funds, was up about 9.9% during the two month period.

     There was significant activity in the Portfolio during May and June, as adjustments were made to bring the holdings in line with Sentinel's current investment thinking. By the end of June, the vast majority of planned adjustments had been completed.

     The economic outlook has been described by various Wall Street pundits recently as "the best of all worlds": moderate growth, modest inflation and relatively low interest rates. In such an environment, the bull market of the 1990's has continued unabated. However, the combination of record high valuation measures for the stock market, an almost unquestioned faith in continued economic nirvana and strong earnings growth, and almost euphoric investor sentiment suggests to us that the market has entered an extremely risky phase. In this higher risk market environment, we remain strongly committed to a defensive focus on quality, consistency and stability in our stock selection process.

Keniston P. Merrill
Richard A. Pender, CFA
Daniel J. Manion, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Net Assets, June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 93.5%
Automobiles -- 3.2%
  *Chrysler Corp.....................................................................      98,000      $  3,215,625
  Ford Motor Co......................................................................     112,000         4,228,000
                                                                                                       ------------
                                                                                                          7,443,625
                                                                                                       ------------
Automotive & Equipment -- 1.9%
  *Echlin, Inc.......................................................................      77,000         2,772,000
  *Pep Boys - Manny, Moe & Jack......................................................      48,000         1,635,000
                                                                                                       ------------
                                                                                                          4,407,000
                                                                                                       ------------
Banks -- 8.5%
  Bank of New York Co., Inc..........................................................      77,000         3,349,500
  BankAmerica Corp...................................................................      56,000         3,615,500
  Chase Manhattan Corp...............................................................      40,000         3,882,500
  Citicorp...........................................................................      27,000         3,255,187
  First Union Corp...................................................................      35,000         3,237,500
  Morgan (J.P.) & Co., Inc...........................................................      19,000         1,983,125
                                                                                                       ------------
                                                                                                         19,323,312
                                                                                                       ------------
Beverages -- 1.0%
  Coca Cola Co.......................................................................      35,000         2,362,500
                                                                                                       ------------
Building & Building Supplies -- 1.5%
  *Sherwin Williams Co...............................................................     112,000         3,458,000
                                                                                                       ------------
Business & Consumer Services -- 3.1%
  Electronic Data Systems Corp.......................................................      77,000         3,157,000
  *Omnicom Group, Inc................................................................      63,000         3,882,375
                                                                                                       ------------
                                                                                                          7,039,375
                                                                                                       ------------
Computers -- 0.4%
  Hewlett Packard Co.................................................................      19,000         1,064,000
                                                                                                       ------------
Consumer Products -- 4.8%
  Fortune Brands, Inc................................................................      74,000         2,761,125
  Gillette Co........................................................................      25,000         2,368,750
  Kimberly-Clark Corp................................................................      73,000         3,631,750
  Rubbermaid, Inc....................................................................      75,000         2,231,250
                                                                                                       ------------
                                                                                                         10,992,875
                                                                                                       ------------
Drugs -- 3.8%
  American Home Products Corp........................................................      63,000         4,819,500
  Pfizer, Inc........................................................................      32,000         3,824,000
                                                                                                       ------------
                                                                                                          8,643,500
                                                                                                       ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Net Assets, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electrical Equipment -- 3.8%
  Emerson Electric Co................................................................      70,000      $  3,854,375
  General Electric Co................................................................      74,000         4,837,750
                                                                                                       ------------
                                                                                                          8,692,125
                                                                                                       ------------
Electronic Distribution -- 1.7%
  Avnet, Inc.........................................................................      67,000         3,852,500
                                                                                                       ------------
Energy -- 9.6%
  Amoco Corp.........................................................................      36,000         3,129,750
  Chevron Corp.......................................................................      34,000         2,513,875
  Exxon Corp.........................................................................      89,000         5,473,500
  Mobil Corp.........................................................................      66,000         4,611,750
  Royal Dutch Petroleum Co...........................................................     112,000         6,090,000
                                                                                                       ------------
                                                                                                         21,818,875
                                                                                                       ------------
Financial -- 4.8%
  American Express Co................................................................      60,000         4,470,000
  Travelers Group, Inc...............................................................     101,533         6,402,925
                                                                                                       ------------
                                                                                                         10,872,925
                                                                                                       ------------
Foods -- 3.7%
  *CPC International, Inc............................................................      46,000         4,246,375
  *Sara Lee Corp.....................................................................      98,000         4,079,250
                                                                                                       ------------
                                                                                                          8,325,625
                                                                                                       ------------
Healthcare Services -- 1.7%
  *Columbia/HCA Healthcare Corp......................................................     100,000         3,931,250
                                                                                                       ------------
Hotel/Restaurants -- 1.0%
  *Marriott International, Inc.......................................................      39,000         2,393,625
                                                                                                       ------------
Industrial Diversified -- 6.5%
  Boeing Co..........................................................................       4,000           212,250
  Crown Cork & Seal Co., Inc.........................................................      56,000         2,992,500
  Parker-Hannifin Corp...............................................................      91,000         5,522,562
  PPG Industries, Inc................................................................      45,000         2,615,625
  Rockwell International Corp........................................................      60,000         3,540,000
                                                                                                       ------------
                                                                                                         14,882,937
                                                                                                       ------------
Insurance -- 5.9%
  Allstate Corp......................................................................      60,000         4,380,000
  American General Corp..............................................................      88,000         4,202,000
  American International Group, Inc..................................................      32,000         4,780,000
                                                                                                       ------------
                                                                                                         13,362,000
                                                                                                       ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Net Assets, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Machinery & Instrumentation -- 2.3%
  Deere & Co.........................................................................      96,600         5,300,925
                                                                                                       ------------
Medical Equipment & Supplies -- 2.0%
  Johnson & Johnson..................................................................      70,000         4,506,250
                                                                                                       ------------
Oil Field Equipment & Services -- 2.8%
  Halliburton Co.....................................................................      40,000         3,170,000
  Schlumberger, Ltd..................................................................      25,000         3,125,000
                                                                                                       ------------
                                                                                                          6,295,000
                                                                                                       ------------
Publishing -- 2.6%
  *Gannett, Inc......................................................................      35,000         3,456,250
  McGraw-Hill, Inc...................................................................      42,000         2,470,125
                                                                                                       ------------
                                                                                                          5,926,375
                                                                                                       ------------
Railroads -- 2.6%
  Canadian Pacific, Ltd..............................................................     105,000         2,985,937
  Union Pacific Corp. Series A.......................................................      42,000         2,961,000
                                                                                                       ------------
                                                                                                          5,946,937
                                                                                                       ------------
Retail -- 2.8%
  May Department Stores Co...........................................................      52,000         2,457,000
  Sears, Roebuck & Co................................................................      71,000         3,816,250
                                                                                                       ------------
                                                                                                          6,273,250
                                                                                                       ------------
Telecommunications Equipment -- 1.2%
  Lucent Technologies, Inc...........................................................      37,000         2,666,313
                                                                                                       ------------
Tobacco -- 1.7%
  Gallaher Group Plc ADR.............................................................      74,000         1,364,375
  Philip Morris Cos., Inc............................................................      55,000         2,440,625
                                                                                                       ------------
                                                                                                          3,805,000
                                                                                                       ------------
Utilities - Electric -- 5.2%
  Duke Power Co......................................................................      42,000         2,013,375
  FPL Group, Inc.....................................................................      63,000         2,901,938
  Florida Progress Corp..............................................................      94,000         2,943,375
  Pacificorp.........................................................................     183,000         4,026,000
                                                                                                       ------------
                                                                                                         11,884,688
                                                                                                       ------------
Utilities - Gas -- 2.5%
  Enron Corp.........................................................................      74,000         3,020,125
  Sonat, Inc.........................................................................      53,000         2,716,250
                                                                                                       ------------
                                                                                                          5,736,375
                                                                                                       ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Net Assets, June 30, 1997 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                        AMOUNT OR
                                                                                          NUMBER
                                                                            MATURITY    OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities--Telephone -- 0.9%
  GTE Corp.............................................................                     46,000     $  2,018,250
                                                                                                       ------------
    TOTAL COMMON STOCK (COST $195,494,597).............................                                 213,225,412
                                                                                                       ------------
PREFERRED STOCK -- 0.8%
  Microsoft Corp., Preferred Series A Convertible, 2.75%...............                     21,000        1,827,000
                                                                                                       ------------
    TOTAL PREFERRED STOCK (COST $1,793,499)............................                                   1,827,000
                                                                                                       ------------
COMMERCIAL PAPER -- 5.0%
  Merrill Lynch & Co., Inc., 5.53%.....................................    07/01/1997   $4,000,000        4,000,000
  Prudential Funding Corp., 5.53%......................................    07/03/1997    7,500,000        7,497,696
                                                                                                       ------------
    TOTAL COMMERCIAL PAPER (COST $11,497,696)..........................                                  11,497,696
                                                                                                       ------------
SHORT-TERM INVESTMENTS -- 0.7%
  Temporary Investment Fund, Inc.--TempCash............................                  1,559,173        1,559,173
                                                                                                       ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $1,559,173).....................                                   1,559,173
                                                                                                       ------------
TOTAL INVESTMENTS -- 100.0% (COST $210,344,965)........................                                 228,109,281
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%..........................                                     (63,928)
                                                                                                       ------------
NET ASSETS -- 100.0%
  (Equivalent to $17.91 per share based on 12,734,581 shares of capital
    stock outstanding).................................................                                $228,045,353
                                                                                                       =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($228,045,353/12,734,581 shares outstanding).........................                                $      17.91
                                                                                                       =============

---------------
* Non-income producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Schedule of Net Assets June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                             MATURITY      AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS -- 3.3%
  Federal National Mortgage Association, 8.95%..........................    07/10/1997   $2,000,000     $ 2,001,586
                                                                                                        -----------
TOTAL AGENCY OBLIGATIONS (COST $2,001,586)..............................                                  2,001,586
                                                                                                        -----------
BANKERS' ACCEPTANCES -- 15.8%
  Bank of America, 5.56%................................................    07/07/1997    2,000,000       1,998,147
  Bank of New York, 5.55%...............................................    07/22/1997    1,000,000         996,780
  First Chicago Corp., 5.60%............................................    07/24/1997    1,000,000         996,422
  First Chicago Corp.,5.60%.............................................    07/28/1997    2,000,000       1,991,600
  Union Bank Los Angeles, 5.56%.........................................    07/09/1997    1,500,000       1,498,147
  Union Bank Los Angeles,5.54%..........................................    08/01/1997    1,174,433       1,168,830
  Wachovia Bank of Georgia, 5.55%.......................................    07/01/1997    1,000,000       1,000,000
                                                                                                        -----------
TOTAL BANKER'S ACCEPTANCES (COST $9,649,926)                                                              9,649,926
                                                                                                        -----------
COMMERCIAL PAPER -- 78.5%
Bank -- 17.9%
  Bank of New York, 5.54%...............................................    08/22/1997    1,000,000         991,998
  Mellon Financial Co., 5.60%...........................................    07/02/1997    3,000,000       2,999,533
  National City Credit Corp., 5.56%.....................................    07/22/1997    1,450,000       1,445,297
  NationsBank NC, 5.55%.................................................    08/07/1997    3,000,000       2,982,887
  Northern Trust Co. (Chicago), 5.52%...................................    07/25/1997    2,500,000       2,490,800
                                                                                                        -----------
                                                                                                         10,910,515
                                                                                                        -----------
Brokerage -- 4.9%
  Merrill Lynch & Co., Inc., 5.57%......................................    08/20/1997    3,000,000       2,976,792
                                                                                                        -----------
Consumer Finance -- 9.6%
  Beneficial Corp., 5.53%...............................................    07/18/1997    1,265,000       1,261,697
  Beneficial Corp., 5.55%...............................................    08/11/1997    1,750,000       1,738,938
  Household Finance Corp., 5.57%........................................    08/05/1997    2,900,000       2,884,296
                                                                                                        -----------
                                                                                                          5,884,931
                                                                                                        -----------
Finance -- 36.3%
  Associates Corp. of North America, 5.54%..............................    08/08/1997    3,000,000       2,982,457
  C.I.T. Group Holdings, Inc., 5.55%....................................    08/22/1997    1,500,000       1,487,975
  Commercial Credit Corp., 5.56%........................................    07/16/1997    2,500,000       2,494,208
  Deere (John) Capital Corp., 5.55%.....................................    07/30/1997    2,200,000       2,190,164
  General Electric Capital Corp., 5.57%.................................    07/11/1997    1,500,000       1,497,679
  General Electric Capital Corp., 5.57%.................................    08/01/1997    1,000,000         995,204
  IBM Credit Corp., 5.54%...............................................    07/31/1997    2,900,000       2,886,612
  Norwest Corp., 6.00%..................................................    07/01/1997    3,000,000       3,000,000
  Prudential Funding Corp., 5.53%.......................................    07/14/1997    1,000,000         998,003

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Schedule of Net Assets June 30, 1997 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                         AMOUNT OR
                                                                                         NUMBER OF
                                                                             MATURITY      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
  Prudential Funding Corp., 5.56%.......................................    08/06/1997   $1,000,000     $   994,440
  Prudential Funding Corp., 5.54%.......................................    08/20/1997    1,000,000         992,305
  Transamerica Financial Corp., 5.60%...................................    07/10/1997    1,600,000       1,597,760
                                                                                                        -----------
                                                                                                         22,116,807
                                                                                                        -----------
Industrial -- 4.9%
  Avnet, Inc., 5.54%....................................................    07/29/1997    2,000,000       1,991,382
  Avnet, Inc., 5.55%....................................................    08/15/1997    1,000,000         993,062
                                                                                                        -----------
                                                                                                          2,984,444
                                                                                                        -----------
Utility - Electric -- 4.9%
  Virginia Electric & Power, 5.55%......................................    08/12/1997    3,000,000       2,980,575
                                                                                                        -----------
    TOTAL COMMERCIAL PAPER (COST $47,854,064)...........................                                 47,854,064
                                                                                                        -----------
SHORT-TERM INVESTMENTS -- 2.7%
  Temporary Investment Fund, Inc. -- TempCash...........................                  1,622,832       1,622,832
                                                                                                        -----------
    TOTAL SHORT-TERM INVESTMENTS (COST $1,622,832)......................                                  1,622,832
                                                                                                        -----------
TOTAL INVESTMENTS -- 100.3%.............................................                                 61,128,408
LIABILITIES IN EXCESS OF OTHER ASSETS (0.3%)............................                                   (212,526)
                                                                                                        -----------
NET ASSETS -- 100.0%
  (Equivalent to $1.00 per share based on 60,915,906 shares of capital
    stock outstanding)..................................................                                $60,915,882
                                                                                                        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($60,915,882/60,915,906 shares outstanding)...........................                                $      1.00
                                                                                                        ===========

---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

1997 Semi-Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Bond Portfolio's total return for the first half of 1997 was 2.5%. The Lehman Aggregate Bond Index returned 3.1% for the same period.

     Interest rates, as measured by the U.S. Treasury 10-year index, reached a high of 6.98% on April 14. Since that time, rates have trended lower closing the period at 6.50%, only 13 basis points higher than the low of 6.37% set on June
20. Corporate securities in general continued to outperform Treasury securities as quality spreads narrowed. Trust preferreds, surplus notes, and the tobacco sector did not participate in this narrowing, and, in fact, widened versus Treasuries. Mortgage-backed securities kept pace with the general market.

     The Market Street Bond Portfolio's average quality was relatively high at AA2. Treasury securities represented 34% of net assets while corporate bonds and mortgage securities represented 40% and 20%, respectively. Trading activity involved selling short Treasury securities to buy short mortgage securities and selling 10-year corporates to buy 10-year Treasuries. Corporate bonds were reduced to 40% of assets, mortgage securities were increased to 20%, and cash was reduced to 4%. Treasuries ended the quarter at 34% of assets.

     The current economic condition of slow growth, modest inflation, and low interest rates projected for as long as one can predict seems to us to be an unsustainable economic nirvana. Economic growth should quicken, inflation should stir, albeit moderately, and the Federal Reserve should ultimately act to restrict credit further. The Portfolio will continue to maintain a relatively short duration emphasizing corporates and mortgages to enhance income.

Richard D. Temple

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Schedule of Net Assets, June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                             MATURITY      AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 33.6%
  U.S. Treasury Notes, 5.50%.............................................    12/31/2000  $1,750,000     $ 1,705,077
  U.S. Treasury Notes, 7.50%.............................................    02/15/2005   2,000,000       2,114,740
  U.S. Treasury Notes, 6.88%.............................................    05/15/2006   1,500,000       1,530,270
  U.S. Treasury Notes, 7.00%.............................................    07/15/2006     500,000         514,140
  U.S. Treasury Notes, 6.63%.............................................    05/15/2007     500,000         503,770
                                                                                                        -----------
    TOTAL U.S. TREASURY NOTES (COST $6,391,197)..........................                                 6,367,997
                                                                                                        -----------
AGENCY OBLIGATIONS -- 20.3%
  Collateralized Mortgage Obligation Trust, 7.95%........................    05/01/2017     421,218         432,795
  Federal Home Loan Mortgage Corp., 6.50%................................    05/01/2008     523,734         513,750
  Federal Home Loan Mortgage Corp., 8.00%................................    11/01/2008     469,180         480,030
  Federal Home Loan Mortgage Corp., 9.00%................................    11/01/2016       4,517           4,773
  Federal Home Loan Mortgage Corp., 8.00%................................    03/01/2017      35,752          36,578
  Federal National Mortgage Association, 7.50%...........................    12/01/2006     423,554         432,422
  Federal National Mortgage Association, 7.50%...........................    12/01/2007     446,801         453,224
  Government National Mortgage Association, 8.50%........................    02/15/2002     480,701         499,479
  Government National Mortgage Association, 8.00%........................    12/15/2008     961,765         994,525
                                                                                                        -----------
    TOTAL AGENCY OBLIGATIONS (COST $3,841,801)...........................                                 3,847,576
                                                                                                        -----------
CORPORATE BONDS -- 40.4%
Financial Institutions -- 20.3%
  Banque Nationale de Paris, 7.20%.......................................    01/15/2007     500,000         496,875
  CS First Boston, 7.75%.................................................    05/15/2006     600,000         621,000
  First Union Corp., 6.82%...............................................    08/01/2006     600,000         600,750
  Lehman Brothers Holdings, Inc., 8.50%..................................    08/01/2015     500,000         533,125
  Midland Bank Plc, 7.65%................................................    05/01/2025     500,000         521,250
  Provident Capital Trust I, 8.60%.......................................    12/01/2026     500,000         490,000
  Salomon, Inc., 6.88%...................................................    12/15/2003     600,000         589,500
                                                                                                        -----------
                                                                                                          3,852,500
                                                                                                        -----------
Foreign -- 5.4%
  BCH Cayman Islands Ltd., 7.70%.........................................    07/15/2006     500,000         512,500
  Swedish Export Credit Corp., 9.88%.....................................    03/15/2038     475,000         507,063
                                                                                                        -----------
                                                                                                          1,019,563
                                                                                                        -----------
Insurance -- 3.3%
  Farmers Insurance Exchange, 8.63%......................................    05/01/2024     600,000         624,000
                                                                                                        -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Schedule of Net Assets June 30, 1997 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                         AMOUNT OR
                                                                                         NUMBER OF
                                                                             MATURITY      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Telecommunications -- 5.7%
  Comsat Corp. Medium Term Note, 8.05%..................................    12/13/2006   $  500,000     $   543,110
  Continental Cablevision Senior Notes, 8.30%...........................    05/15/2006      500,000         531,875
                                                                                                        -----------
                                                                                                          1,074,985
                                                                                                        -----------
Tobacco -- 2.2%
  Dimon, Inc. Senior Notes, 8.88%.......................................    06/01/2006      400,000         417,000
                                                                                                        -----------
Utilities -- 2.7%
  New Orleans Public Service, Inc., 8.00%...............................    03/01/2006      500,000         505,625
                                                                                                        -----------
Utilities - Gas -- 0.8%
  Consolidated Natural Gas Co., 8.63%...................................    12/01/2011      156,000         160,875
                                                                                                        -----------
    TOTAL CORPORATE BONDS (COST $7,638,437).............................                                  7,654,548
                                                                                                        -----------
COMMERCIAL PAPER -- 5.8%
  Household Finance Corp., 5.47%........................................    07/02/1997      500,000         499,924
  Norwest Corp., 5.51%..................................................    07/08/1997      600,000         599,357
                                                                                                        -----------
    TOTAL COMMERCIAL PAPER (COST $1,099,281)............................                                  1,099,281
                                                                                                        -----------
SHORT-TERM INVESTMENTS -- 3.6%
  Temporary Investment Fund, Inc. -- TempCash...........................                    668,202         668,202
                                                                                                        -----------
    TOTAL SHORT-TERM INVESTMENTS (COST $668,202)........................                                    668,202
                                                                                                        -----------
TOTAL INVESTMENTS -- 103.7% (COST $19,638,918)..........................                                 19,637,604
LIABILITIES IN EXCESS OF OTHER ASSETS (3.7%)............................                                   (695,018)
                                                                                                        -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.59 per share based on 1,788,901 shares of capital
    stock outstanding)..................................................                                $18,942,586
                                                                                                        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($18,942,586/1,788,901 shares outstanding)............................                                $     10.59
                                                                                                        ===========

---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

1997 Semi-Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Managed Portfolio achieved a total return for the year-to-date period of 11.5%, solidly outdistancing the median Lipper balanced fund's 10.1%.

     The stock market meaningfully outperformed the bond market during the second quarter, with the Standard & Poor's 500 achieving a total return of 17.5% while the Lehman Aggregate Bond Index was up 3.3%. At the end of June, the asset allocation of the Market Street Managed Portfolio was 62% common stocks, 35% fixed income, and 3% cash. This is slightly more aggressive than the 58% common stocks, 33% fixed income, and 9% cash positions as of the end of the first quarter. The change in allocation was primarily the result of strong stock market performance and a modest reduction in cash.

     The stock market rally continued for the tenth consecutive quarter, a feat unmatched in over 40 years. The stock market has achieved quarterly returns of this magnitude only four times in the last 50 years. As has been the case in the last several years, the financial stocks led the rally during the quarter, with strength broadening beyond the banking stocks to the diversified financial service, insurance, and security brokerage companies. Also soaring were the defensive consumer staples companies, with particular strength noted in the soft drink and pharmaceutical stocks. Only two major industry groups suffered declines in the second quarter: the electric utility and precious metals stocks. Although smaller capitalization stocks recovered, with the Russell 2000 up 15.7%, the strongest market action was clearly among the larger capitalization issues that dominate the S&P 500, many of which were up 25% or more.

     At the end of the period, the yield on the 2-year Treasury Note was 6.06%, while the 30-year Treasury Bond yields were 6.78%. The duration (a measure of interest rate sensitivity) of the fixed income segment of the Portfolio ended at
4.8 years. This was accomplished by swapping US Treasuries and corporate bonds in favor of mortgage-backed securities.

     The economic outlook has been described by various Wall Street pundits recently as "the best of all worlds": moderate growth, modest inflation and relatively low interest rates. In such an environment, the bull market of the 1990's has continued unabated. However, the combination of record high valuation measures for the stock market, an almost unquestioned faith in continued economic nirvana and strong earnings growth, and euphoric investor sentiment suggests to us that the stock market has entered an extremely risky phase. In this higher risk market environment, we are strongly committed to our disciplined investment process which focuses on quality companies with consistent operating earnings trading at reasonable valuation levels.

David M. Brownlee, CFA
Richard A. Pender, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Net Assets, June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                         OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 61.5%
Automobiles -- 2.1%
  Chrysler Corp. ....................................................................        13,200     $   433,125
  Ford Motor Co. ....................................................................        16,600         626,650
                                                                                                        -----------
                                                                                                          1,059,775
                                                                                                        -----------
Automotive & Equipment -- 1.2%
  Echlin, Inc. ......................................................................        10,000         360,000
  Pep Boys - Manny, Moe & Jack.......................................................         6,700         228,219
                                                                                                        -----------
                                                                                                            588,219
                                                                                                        -----------
Banks -- 5.0%
  Bank of New York Co., Inc. ........................................................        11,000         478,500
  BankAmerica Corp. .................................................................         7,200         464,850
  Chase Manhattan Corp. .............................................................         3,840         372,720
  Citicorp...........................................................................         3,600         434,025
  First Union Corp. .................................................................         4,800         444,000
  Morgan (J.P.) & Co., Inc. .........................................................         2,500         260,937
                                                                                                        -----------
                                                                                                          2,455,032
                                                                                                        -----------
Beverages -- 0.6%
  Coca Cola Co. .....................................................................         4,500         303,750
                                                                                                        -----------
Building Materials -- 1.1%
  Sherwin Williams Co. ..............................................................        17,400         537,225
                                                                                                        -----------
Business & Consumer Services -- 2.3%
  Electronic Data Systems Corp. .....................................................        10,835         444,235
  Omnicom Group, Inc. ...............................................................        10,900         671,712
                                                                                                        -----------
                                                                                                          1,115,947
                                                                                                        -----------
Computers -- 0.3%
  Hewlett Packard Co. ...............................................................         2,800         156,800
                                                                                                        -----------
Consumer Products -- 2.4%
  Fortune Brands, Inc. ..............................................................        10,000         373,125
  Kimberly-Clark Corp. ..............................................................        10,000         497,500
  Rubbermaid, Inc. ..................................................................        10,900         324,275
                                                                                                        -----------
                                                                                                          1,194,900
                                                                                                        -----------
Drugs -- 2.6%
  American Home Products Corp. ......................................................         8,700         665,550
  Pfizer, Inc. ......................................................................         5,100         609,450
                                                                                                        -----------
                                                                                                          1,275,000
                                                                                                        -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Net Assets, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                         OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electrical Equipment -- 3.5%
  Emerson Electric Co. ..............................................................        10,800     $   594,675
  General Electric Co. ..............................................................        10,000         653,750
  Grainger (W.W.), Inc. .............................................................         5,800         453,487
                                                                                                        -----------
                                                                                                          1,701,912
                                                                                                        -----------
Energy -- 6.1%
  Amoco Corp. .......................................................................         6,400         556,400
  Chevron Corp. .....................................................................         5,100         377,081
  Exxon Corp. .......................................................................        11,000         676,500
  Mobil Corp. .......................................................................         8,600         600,925
  Royal Dutch Petroleum Co. .........................................................        14,000         761,250
                                                                                                        -----------
                                                                                                          2,972,156
                                                                                                        -----------
Financial -- 1.4%
  American Express Co. ..............................................................         9,000         670,500
                                                                                                        -----------
Foods -- 2.9%
  CPC International, Inc. ...........................................................         6,500         600,031
  Hannaford Bros. Co. ...............................................................         7,000         248,937
  Sara Lee Corp. ....................................................................        13,800         574,425
                                                                                                        -----------
                                                                                                          1,423,393
                                                                                                        -----------
Healthcare Providers -- 1.1%
  Columbia/HCA Healthcare Corp. .....................................................        14,100         554,306
                                                                                                        -----------
Hotel/Restaurants -- 0.7%
  *Marriott International, Inc. .....................................................         5,500         337,563
                                                                                                        -----------
Industrial - Diversified -- 5.2%
  Boeing Co. ........................................................................           672          35,658
  Crown Cork & Seal Co., Inc. .......................................................         8,000         427,500
  Dover Corp. .......................................................................         5,000         307,500
  Parker-Hannifin Corp. .............................................................        13,800         837,488
  PPG Industries, Inc. ..............................................................         6,500         377,813
  Rockwell International Corp. ......................................................         9,400         554,600
                                                                                                        -----------
                                                                                                          2,540,559
                                                                                                        -----------
Insurance -- 5.1%
  Allstate Corp. ....................................................................         9,000         657,000
  American General Corp. ............................................................        12,300         587,325
  American International Group, Inc. ................................................         4,500         672,188
  Equitable of Iowa..................................................................        10,000         560,000
                                                                                                        -----------
                                                                                                          2,476,513
                                                                                                        -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Net Assets, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                         OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Equipment & Supplies -- 1.4%
  Johnson & Johnson..................................................................        10,400     $   669,500
                                                                                                        -----------
Oil Field Equipment & Services -- 1.8%
  Halliburton Co. ...................................................................         5,500         435,875
  Schlumberger Ltd. .................................................................         3,500         437,500
                                                                                                        -----------
                                                                                                            873,375
                                                                                                        -----------
Publishing -- 2.1%
  Gannett, Inc. .....................................................................         5,100         503,625
  McGraw-Hill, Inc. .................................................................         8,700         511,669
                                                                                                        -----------
                                                                                                          1,015,294
                                                                                                        -----------
Railroads -- 2.6%
  Canadian Pacific Ltd. .............................................................        15,000         426,563
  Illinois Central Corp. ............................................................        11,850         414,009
  Union Pacific Corp. Series A.......................................................         5,800         408,900
                                                                                                        -----------
                                                                                                          1,249,472
                                                                                                        -----------
Retail Merchandising -- 2.3%
  May Department Stores Co. .........................................................         8,000         378,000
  Sears, Roebuck & Co. ..............................................................        13,500         725,625
                                                                                                        -----------
                                                                                                          1,103,625
                                                                                                        -----------
Telecommunications Equipment -- 0.7%
  Lucent Technologies, Inc. .........................................................         4,600         331,488
                                                                                                        -----------
Tobacco -- 1.1%
  Gallaher Group Plc ADR.............................................................        10,000         184,375
  Philip Morris Cos., Inc. ..........................................................         7,800         346,125
                                                                                                        -----------
                                                                                                            530,500
                                                                                                        -----------
Utilities - Electric -- 3.1%
  Duke Power Co. ....................................................................         6,000         287,625
  Florida Progress Corp. ............................................................        10,000         313,125
  FPL Group, Inc. ...................................................................         8,700         400,744
  Pacificorp.........................................................................        24,000         528,000
                                                                                                        -----------
                                                                                                          1,529,494
                                                                                                        -----------
Utilities - Gas -- 1.8%
  Enron Corp. .......................................................................        11,000         448,938
  Sonat, Inc. .......................................................................         8,700         445,875
                                                                                                        -----------
                                                                                                            894,813
                                                                                                        -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Net Assets, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                         AMOUNT OR
                                                                                         NUMBER OF
                                                                             MATURITY      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities - Telephone -- 1.0%
  GTE Corp. ............................................................                     11,000     $   482,625
                                                                                                        -----------
    TOTAL COMMON STOCK (COST $19,588,354)...............................                                 30,043,736
                                                                                                        -----------
PREFERRED STOCK -- 0.5%
  Microsoft Corp., Preferred Series A Convertible, 2.75%................                      2,700         234,900
                                                                                                        -----------
    TOTAL PREFERRED STOCK (COST $215,888)...............................                                    234,900
                                                                                                        -----------
U.S. TREASURY NOTES -- 7.1%
  U.S. Treasury Notes, 5.50%............................................    12/31/2000   $1,000,000         974,330
  U.S. Treasury Notes, 7.00%............................................    07/15/2006      500,000         514,140
  U.S. Treasury Notes, 6.63%............................................    05/15/2007    1,000,000       1,007,540
  U.S. Treasury Bonds, 6.50%............................................    11/15/2026    1,000,000         957,670
                                                                                                        -----------
    TOTAL U.S. TREASURY NOTES (COST $3,463,699).........................                                  3,453,680
                                                                                                        -----------
AGENCY OBLIGATIONS -- 15.3%
  Collateralized Mortgage Obligation Trust, 7.95%.......................    05/01/2017      421,218         432,795
  Federal Home Loan Mortgage Corp., 9.50%...............................    03/01/2006      254,661         266,996
  Federal Home Loan Mortgage Corp., 8.00%...............................    03/01/2007      979,941       1,008,114
  Federal Home Loan Mortgage Corp., 8.00%...............................    11/01/2008      469,180         480,030
  Federal Home Loan Mortgage Corp., 6.50%...............................    01/01/2011      851,706         835,471
  Federal National Mortgage Association, 7.75%..........................    03/01/2008      252,881         255,963
  Federal National Mortgage Association, 7.75%..........................    05/01/2008      138,847         140,539
  Federal National Mortgage Bonds, 7.50%................................    12/01/2007      446,801         453,224
  Federal National Mortgage Bonds, 7.00%................................    03/01/2008      486,917         486,004
  Government National Mortgage Association, 8.50%.......................    02/15/2002      578,186         600,772
  Government National Mortgage Association, 8.00%.......................    03/15/2007      506,018         522,464
  Government National Mortgage Association, 8.00%.......................    08/15/2008      506,301         522,756
  Government National Mortgage Association, 8.00%.......................    12/15/2008      961,765         994,525
  Government National Mortgage Association, 8.00%.......................    06/15/2017      462,423         479,330
                                                                                                        -----------
    TOTAL AGENCY OBLIGATIONS (COST $7,472,948)..........................                                  7,478,983
                                                                                                        -----------
CORPORATE BONDS -- 12.2%
Banks -- 1.0%
  BCH Cayman Islands, 7.70%.............................................    07/15/2006      500,000         512,500
                                                                                                        -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Net Assets June 30, 1997 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                         AMOUNT OR
                                                                                         NUMBER OF
                                                                             MATURITY      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Financial Institutions -- 6.6%
  CS First Boston, 7.75%................................................    05/15/2006   $  500,000     $   517,500
  First Union Corp., 6.82%..............................................    08/01/2006      600,000         600,750
  Lehman Brothers Holdings, 8.50%.......................................    08/01/2015      500,000         533,125
  Midland Bank Plc, 7.65%...............................................    05/01/2025      550,000         573,375
  Provident Capital Trust I, 8.60%......................................    12/01/2026      500,000         490,000
  Salomon, Inc., 6.88%..................................................    12/15/2003      500,000         491,250
                                                                                                        -----------
                                                                                                          3,206,000
                                                                                                        -----------
Insurance -- 1.5%
  Farmers Insurance Exchange, 8.63%.....................................    05/01/2024      700,000         728,000
                                                                                                        -----------
Telecommunications -- 2.2%
  Comsat Medium Term Note, 8.05%........................................    12/13/2006      500,000         543,110
  Continental Cablevision, 8.30%........................................    05/15/2006      500,000         531,875
                                                                                                        -----------
                                                                                                          1,074,985
                                                                                                        -----------
Tobacco -- 0.9%
  Dimon, Inc., 8.88%....................................................    06/01/2006      400,000         417,000
                                                                                                        -----------
    TOTAL CORPORATE BONDS (COST $5,970,653).............................                                  5,938,485
                                                                                                        -----------
COMMERCIAL PAPER -- 1.6%
  Merrill Lynch & Co., Inc., 5.58%                                          07/01/1997      800,000         800,000
                                                                                                        -----------
    TOTAL COMMERCIAL PAPER (COST $800,000)..............................                                    800,000
                                                                                                        -----------
SHORT TERM INVESTMENTS -- 1.5%
  Temporary Investment Fund, Inc. -- TempCash...........................                    751,915         751,915
                                                                                                        -----------
    TOTAL SHORT TERM INVESTMENTS (COST $751,915)........................                                    751,915
                                                                                                        -----------
TOTAL INVESTMENTS -- 99.7% (COST $38,263,457)...........................                                 48,701,699
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%...........................                                    157,861
                                                                                                        -----------
NET ASSETS -- 100.0%
  (Equivalent to $15.95 per share based on 3,062,681 shares of capital
    stock outstanding)..................................................                                $48,859,560
                                                                                                        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($48,859,560/3,062,681 shares outstanding)............................                                $     15.95
                                                                                                        ===========

---------------

* Non-income producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

1997 Semi-Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Aggressive Growth Portfolio achieved a total return of 11.6% for the first half of 1997, compared to 9.9% for the median Lipper small company fund.

     The Russell 2000 stock index (a good proxy for small stocks) returned 15.7% for the three month period ending March 31, 1997 and 9.3% since December 31, 1996. The Lipper small company fund's below median relative performance for the second quarter may be attributed to its relatively low exposure to the rebounding high technology stocks and interest sensitive financial stocks. That many of our largest holdings consolidated their relatively strong first quarter gains, while most other small company stocks were bouncing back from deeply oversold levels, also contributed to the poor relative performance during the second quarter.

     Our intention is to keep the Aggressive Growth Portfolio's median market capitalization below $1 billion and to position our shareholders to be duly exposed to the small company sector. To further these objectives, we will continue to work opportunistically to reduce the Portfolio's exposure to companies with large market capitalizations that typically have been received as a result of a merger. Generally speaking, smaller company shares appear to offer much better value than the shares of most of the largest companies that dominate the S&P 500 or NASDAQ Composite equity indices.

Keniston P. Merrill
Scott T. Brayman, CFA
Robert L. Lee, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Schedule of Net Assets, June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                          OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 84.2%
Auto Parts & Repair -- 2.2%
  Pep Boys - Manny, Moe & Jack........................................................       27,000     $   919,687
                                                                                                          ---------
Beverages -- 1.2%
  *Robert Mondavi Corp., Class A......................................................       11,000         519,750
                                                                                                          ---------
Business & Consumer Services -- 7.1%
  Analysts International Corp. .......................................................       19,300         646,550
  *Healthcare Services Group..........................................................       48,500         582,000
  Kelly Services, Inc. ...............................................................       17,600         552,200
  Olsten Corp. .......................................................................       22,000         427,625
  *Sterling Commerce, Inc. ...........................................................       23,200         762,700
                                                                                                          ---------
                                                                                                          2,971,075
                                                                                                          ---------
Communications -- 4.3%
  *Dynatech Corp. ....................................................................       25,000         893,750
  *Hewlett Packard Co.................................................................       16,000         896,000
                                                                                                          ---------
                                                                                                          1,789,750
                                                                                                          ---------
Drugs -- 2.9%
  *Alpha Beta Technology, Inc.........................................................       17,000         155,125
  *Scherer (R.P.) Corp................................................................       20,500       1,058,313
                                                                                                          ---------
                                                                                                          1,213,438
                                                                                                          ---------
Electronics -- 5.2%
  Harman International Industries, Inc................................................       20,000         842,500
  Methode Electronics, Inc. Class A...................................................       66,000       1,311,750
                                                                                                          ---------
                                                                                                          2,154,250
                                                                                                          ---------
Energy -- 2.2%
  *Calenergy Co., Inc.................................................................       24,000         912,000
                                                                                                          ---------
Environmental Control -- 4.5%
  Calgon Carbon Corp..................................................................       69,000         957,375
  *Waste Management International Plc-ADR.............................................      100,000         912,500
                                                                                                          ---------
                                                                                                          1,869,875
                                                                                                          ---------
Financial -- 4.1%
  Duff & Phelps Credit Rating Co......................................................       15,000         455,625
  Mercantile Bankshares Corp..........................................................       12,000         480,000
  Wilmington Trust Corp...............................................................       17,000         777,750
                                                                                                          ---------
                                                                                                          1,713,375
                                                                                                          ---------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Schedule of Net Assets, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                          OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors -- 6.7%
  Goodmark Foods, Inc.................................................................       32,000     $   600,000
  Hannaford Bros. Co..................................................................       15,100         536,994
  Smart & Final, Inc..................................................................       31,000         759,500
  Tootsie Roll Industries, Inc........................................................       19,978         889,021
                                                                                                        -----------
                                                                                                          2,785,515
                                                                                                        -----------
Healthcare Providers -- 1.9%
  *Genesis Health Ventures, Inc.......................................................       24,000         810,000
                                                                                                        -----------
Industrial Diversified -- 11.3%
  *Bush Boake Allen, Inc..............................................................       37,000       1,151,625
  Cambrex Corp........................................................................        9,900         392,287
  *Computational Systems, Inc.........................................................       21,800         302,475
  Donaldson, Inc......................................................................       26,000         988,000
  Lawter International, Inc...........................................................       57,000         719,625
  Life Technologies, Inc..............................................................       16,000         444,000
  *Material Sciences Corp.............................................................       46,000         710,125
                                                                                                        -----------
                                                                                                          4,708,137
                                                                                                        -----------
Insurance -- 1.0%
  Conseco, Inc........................................................................       11,000         407,000
                                                                                                        -----------
Medical Equipment & Supplies -- 6.1%
  Allergan, Inc.......................................................................       23,000         731,687
  Ballard Medical Products............................................................       20,000         401,250
  Hillenbrand Industries, Inc.........................................................       22,000       1,045,000
  *Minntech Corp......................................................................       33,000         346,500
                                                                                                        -----------
                                                                                                          2,524,437
                                                                                                        -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Schedule of Net Assets, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                         AMOUNT OR
                                                                                         NUMBER OF
                                                                             MATURITY      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Field Equipment & Services -- 5.1%
  Halliburton Co. ......................................................                     10,000     $   792,500
  *Smith International, Inc. ...........................................                     22,000       1,336,500
                                                                                                        -----------
                                                                                                          2,129,000
                                                                                                        -----------
Real Estate Investment Trust -- 2.3%
  Chateau Communities, Inc. ............................................                     34,000         973,250
                                                                                                        -----------
Restaurants -- 2.3%
  Sbarro, Inc. .........................................................                     34,000         943,500
                                                                                                        -----------
Retail Stores -- 9.0%
  Casey General Stores, Inc. ...........................................                     34,000         732,063
  Ethan Allen Interiors, Inc. ..........................................                     21,000       1,197,000
  Talbots, Inc. ........................................................                     33,000       1,122,000
  *The Wet Seal, Inc., Class A..........................................                     22,300         703,844
                                                                                                        -----------
                                                                                                          3,754,907
                                                                                                        -----------
Security Services -- 3.5%
  ADT Ltd. .............................................................                     44,000       1,452,000
                                                                                                        -----------
Software -- 1.3%
  *Filenet Corp. .......................................................                     38,000         551,000
                                                                                                        -----------
    TOTAL COMMON STOCK (COST $26,712,726)...............................                                 35,101,946
                                                                                                        -----------
PREFERRED STOCK -- 0.1%
  Phoenix Duff & Phelps Preferred Convertible Series A, $1.50...........                      2,500          68,438
                                                                                                        -----------
    TOTAL PREFERRED STOCK (COST $71,441)................................                                     68,438
                                                                                                        -----------
COMMERCIAL PAPER -- 15.1%
  C.I.T. Group Holdings, Inc., 5.56%....................................    07/17/1997   $1,400,000       1,396,541
  Commercial Credit Corp., 5.50%........................................    07/03/1997    1,200,000       1,199,633
  Ford Motor Credit Co., 5.54%..........................................    07/14/1997    1,600,000       1,596,799

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Schedule of Net Assets, June 30, 1997 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                         AMOUNT OR
                                                                                           NUMBER
                                                                           MATURITY      OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
  Merrill Lynch & Co., Inc., 5.53%....................................    07/01/1997     $1,000,000     $ 1,000,000
  Prudential Funding Corp., 5.53%.....................................    07/09/1997      1,100,000       1,098,648
    TOTAL COMMERCIAL PAPER (COST $6,291,621)..........................                                    6,291,621
                                                                                                         ----------
SHORT TERM INVESTMENTS -- 0.7%
  Temporary Investment Fund, Inc.--TempCash...........................                      276,819         276,819
                                                                                                         ----------
    TOTAL SHORT TERM INVESTMENTS (COST $276,819)......................                                      276,819
                                                                                                         ----------
TOTAL INVESTMENTS -- 100.1% (COST $33,352,607)........................                                   41,738,824
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).......................                                      (37,265)
                                                                                                         ----------
NET ASSETS -- 100.0%
  (Equivalent to $20.43 per share based on 2,040,882 shares of capital
    stock outstanding)................................................                                  $41,701,559
                                                                                                         ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($41,701,559/2,040,882 shares outstanding)..........................                                  $     20.43
                                                                                                         ==========

---------------
* Non-income producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

1997 Semi-Annual Review
The Boston Company Asset Management, Inc.

--------------------------------------------------------------------------------

     The Market Street Fund International Portfolio outperformed the MSCI EAFE Index in the first half of 1997, returning 13.9%, compared with the EAFE Index, net dividends reinvested, which returned 11.2%.

     Value stocks in the United Kingdom did not perform well in the second quarter. Stocks in the value universe underperformed by 2% in the quarter and 4.6% year to date. During the past year the gap between growth stocks and value stocks has widened significantly. Although it is difficult to predict the exact timing of when this trend will reverse we believe there are excellent long term opportunities for value stocks in the United Kingdom.

     In Japan, the Topix index went from being among the worst performing indexes (losing 14% in dollar terms) during the first quarter to one of the best during the second, gaining 22%. Our portfolio of Japanese stocks continued to outperform the Topix picking up an additional 1.6% after outperforming by 8% during the first quarter.

     The Asian ex-Japan markets have been weak. The markets that experienced the weakest performance were Thailand and Malaysia. Your portfolio did not hold any Thai equities. In Malaysia, fortunately, we are underweighted and security positions were small.

     Given the lackluster performance of Asian markets, we are finding select opportunities. At present, we are underweight in the Hong Kong market. The equities market has performed quite well in the last twelve months in advance of the hand over to China. Similarly, in Europe, we owned several stocks that performed quite well during the second quarter.

     As we look into the remainder 1997, we are actively examining the market's perception of value. We believe that a critical review of value will continue to help your portfolio achieve a positive risk reward profile.

Sandor Cseh, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Net Assets, June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                         OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK -- 94.4%
Argentina -- 0.9%
  YPF Sociedad Anonima ADR...........................................................        19,000     $   584,250
                                                                                                        -----------
Australia -- 2.3%
  *Australia & New Zealand Bank Group Ltd............................................       105,000         785,085
  *Boral Ltd. .......................................................................       209,094         658,521
                                                                                                        -----------
                                                                                                          1,443,606
                                                                                                        -----------
Austria -- 0.7%
  *Bank Austria AG...................................................................         8,400         257,579
  Creditanstalt PS...................................................................         1,200         161,650
                                                                                                        -----------
                                                                                                            419,229
                                                                                                        -----------
Denmark -- 0.7%
  Tele Danmark ADR...................................................................        17,500         457,188
                                                                                                        -----------
France -- 9.5%
  *Alcatel Alsthom ADR...............................................................        40,016       1,010,404
  AXA -- UAP.........................................................................         4,000         248,851
  *C.S.F. (Thomson-C.S.F.)...........................................................        11,419         294,270
  CLF -- Dexia France................................................................         5,000         486,809
  Danone.............................................................................         3,604         595,657
  *Elf Aquitaine ADR.................................................................        18,751       1,020,758
  *Michelin (CGDE)...................................................................         8,000         480,545
  *Rhone Poulenc S.A. -- ADR.........................................................        14,295         595,029
  Societe Generale...................................................................         6,748         767,262
  *Usinor Sacilor....................................................................        20,000         360,851
                                                                                                        -----------
                                                                                                          5,860,436
                                                                                                        -----------
Germany -- 8.3%
  Bayer AG...........................................................................        16,000         615,392
  Deutsche Bank AG...................................................................        15,000         877,188
  GEA AG.............................................................................         1,600         630,818
  Siemens AG.........................................................................        17,000       1,010,244
  Tarkett AG.........................................................................        15,000         387,374
  Veba AG............................................................................        10,000         562,410
  *Viag AG...........................................................................         1,400         637,131
  Volkswagen.........................................................................           550         422,009
                                                                                                        -----------
                                                                                                          5,142,566
                                                                                                        -----------
Greece -- 0.6%
  *Hellenic Telecommunications.......................................................        32,000         364,800
                                                                                                        -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Net Assets, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                         OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Hong Kong -- 2.1%
  Cheung Kong Holdings...............................................................        45,000     $   444,348
  Hong Kong Electric.................................................................       110,000         442,993
  *HSBC Holdings Plc.................................................................        13,653         410,612
                                                                                                        -----------
                                                                                                          1,297,953
                                                                                                        -----------
Indonesia -- 0.5%
  Indonesian Satellite...............................................................        10,000         299,375
                                                                                                        -----------
Italy -- 3.6%
  *Ente Nazionale Idrocarburi SpA....................................................        11,000         625,625
  *Fiat SpA..........................................................................       105,000         377,856
  Istituto Mobiliare Italiano ADR....................................................        19,000         517,750
  STET Di Risp.......................................................................       200,000         693,852
                                                                                                        -----------
                                                                                                          2,215,083
                                                                                                        -----------
Japan -- 28.8%
  Canon, Inc. .......................................................................        38,000       1,035,911
  Chudenko Corp. ....................................................................         7,000         187,768
  Credit Saison Co. .................................................................        47,150       1,153,517
  Dai-Tokyo Fire and Marine Insurance................................................       117,000         678,794
  Fuji Machine.......................................................................        11,000         398,864
  Hitachi Ltd. ......................................................................        75,000         838,794
  Honda Motor Co. Ltd. ..............................................................        17,000         512,451
  Ito-Yokado Co. Ltd. ...............................................................        15,000         871,560
  Kao Corp. .........................................................................        70,000         972,477
  *Mabuchi Motors....................................................................        11,200         650,765
  *Matsumotokiyoshi..................................................................         9,000         382,176
  Mikuni Coca-Cola Bottling Co. Ltd. ................................................        36,000         534,731
  Mineba Co. Ltd. ...................................................................        82,000         874,093
  Mitsubishi Heavy industries Ltd. ..................................................       110,000         844,823
  Murata Manufacturing Co. Ltd. .....................................................        22,000         868,851
  Nichiei............................................................................         6,500         761,031
  Nishimatsu Construction............................................................        65,000         454,347
  Ono Pharmaceutical.................................................................         8,000         280,297
  Sankyo Co. Ltd. ...................................................................        19,000         571,079
  Sekisui Chemical Co. ..............................................................        42,000         425,688
  Sekisui House......................................................................        48,000         486,501
  Sony Corp. ........................................................................         9,000         785,583
  Toshiba Corp. .....................................................................       120,000         772,739
  Toyota Motor Corp. ................................................................        23,000         679,249

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Net Assets, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                         OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Japan (Continued)
  Yamanouchi Pharmaceuticals.........................................................        27,000     $   726,606
  Yamato Transportation..............................................................        75,000         937,090
                                                                                                        -----------
                                                                                                         17,685,785
                                                                                                        -----------
Korea -- 0.5%
  *Kookmin Bank GDR..................................................................        14,317         309,963
                                                                                                        -----------
Malaysia -- 0.8%
  *Affin Holdings....................................................................       100,000         237,765
  IOI Properties Berhad..............................................................        43,000          81,791
  *Perusahaan Otomobil Nasional BHD..................................................        42,000         196,394
                                                                                                        -----------
                                                                                                            515,950
                                                                                                        -----------
Netherlands -- 5.9%
  *ABN Amro Holding..................................................................        27,060         504,786
  AKZO N.V. ADR......................................................................         6,500         449,313
  *Hollandsche Beton.................................................................         2,108         481,014
  *Hunter Douglas N.V. ..............................................................         6,963         592,667
  Koninklijke K.N.P. ................................................................        24,000         546,789
  KPN ADS............................................................................         8,863         351,196
  Philips Electronics N.V. ADR.......................................................         9,500         682,813
                                                                                                        -----------
                                                                                                          3,608,578
                                                                                                        -----------
New Zealand -- 0.7%
  Air New Zealand....................................................................        61,091         186,801
  Fletcher Energy....................................................................        75,000         226,783
  *Fletcher Forest...................................................................         3,000           4,362
                                                                                                        -----------
                                                                                                            417,946
                                                                                                        -----------
Norway -- 1.1%
  Christiana Bank....................................................................        87,000         297,070
  Orkla..............................................................................         5,500         373,352
                                                                                                        -----------
                                                                                                            670,422
                                                                                                        -----------
Peru -- 0.5%
  *Telefonica del Peru S.A. ADR......................................................        12,000         314,250
                                                                                                        -----------
Philippines -- 0.4%
  Philippine Long Distance Telephone Co. ADR.........................................         4,300         276,275
                                                                                                        -----------
Portugal -- 0.4%
  *Banco Totta & Acores--Reg B.......................................................        13,000         216,482
                                                                                                        -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Net Assets, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                         OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Singapore -- 1.5%
  Development Bank...................................................................        50,000     $   629,371
*Singapore Airlines..................................................................        32,000         286,434
                                                                                                        -----------
                                                                                                            915,805
                                                                                                        -----------
Spain -- 3.8%
  Corporacion Bancaria de Espanol ADR................................................        34,000         964,750
  Gas y Electricidad, SA.............................................................         8,591         467,010
  Repsol ADR.........................................................................        22,000         933,625
                                                                                                        -----------
                                                                                                          2,365,385
                                                                                                        -----------
Sweden -- 1.1%
  Marieberg Tidnings AB..............................................................        14,000         351,472
  Scania AB, Class A--ADR............................................................         8,000         237,000
  Scania AB, Class B--ADR............................................................         3,000          89,250
                                                                                                        -----------
                                                                                                            677,722
                                                                                                        -----------
Switzerland -- 4.7%
  *Magazine Zum Globus...............................................................           100          61,707
  *Magazine Zum Globus Participating Certificates, Zurich............................           800         428,934
  Nestle SA..........................................................................           300         396,160
  *Schweizerischer Bankverein........................................................         3,000         800,137
  Sulzer AG--Registered Shares.......................................................           630         538,210
  *Sulzer AG Rights..................................................................           630               0
  Zurich Versicherungs...............................................................         1,600         637,367
                                                                                                        -----------
                                                                                                          2,862,515
                                                                                                        -----------
United Kingdom -- 14.0%
  BTR Ordinary Plc...................................................................       185,823         635,235
  *Bunzl Plc.........................................................................       126,146         408,146
  Cable & Wireless ADR...............................................................        22,000         614,625
  *D.S. Smith........................................................................        71,787         224,505
  Laird Group Ordinary...............................................................        65,000         377,906
  *Lucasvarity Plc...................................................................       175,000         605,514
  *Medeva Plc........................................................................        95,000         405,353
  *National Westminster Bank.........................................................        77,151       1,036,351
  *Powergen Plc......................................................................        73,443         873,533
  RTZ Corp...........................................................................        52,845         919,954
  *Safeway Plc.......................................................................       121,000         699,460
  Scapa Group........................................................................        70,603         247,815
  Severn Trent Water.................................................................        20,000         258,674

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Net Assets, June 30, 1997 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                         OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
United Kingdom (Continued)
  Stakis Plc...........................................................................     205,000     $   351,248
  *Tomkins Plc.........................................................................     215,277         931,095
                                                                                                        -----------
                                                                                                          8,589,414
                                                                                                        -----------
United States -- 1.0%
  *Pharmacia & Upjohn, Inc.............................................................      17,000         590,750
                                                                                                        -----------
    TOTAL COMMON AND PREFERRED STOCK (COST $49,497,774)................................                  58,101,728
                                                                                                        -----------
SHORT TERM INVESTMENTS -- 1.6%
  Temporary Investment Fund, Inc.--TempCash............................................     957,369         957,369
                                                                                                        -----------
    TOTAL SHORT TERM INVESTMENTS (COST $957,369).......................................                     957,369
                                                                                                        -----------
TOTAL INVESTMENTS -- 96.0% (COST $50,455,143)..........................................                  59,059,097
OTHER ASSETS IN EXCESS OF LIABILITES -- 4.0%...........................................                   2,453,384
                                                                                                        -----------
NET ASSETS -- 100.0%
  (Equivalent to $14.13 per share based on 4,352,667 shares of capital stock
    outstanding).......................................................................                 $61,512,481
                                                                                                        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($61,512,481/4,352,667 shares outstanding)...........................................                 $     14.13
                                                                                                        ===========

---------------

* Non-Income producing.
See accompanying financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Common Stock Portfolio

1997 Semi-Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Common Stock Portfolio achieved a total return of 16.9% for the first half of 1997, ahead of the 15.9% achieved by the typical Lipper growth & income fund.

     The Standard & Poor's 500 gained 17.5% during the second quarter, the tenth consecutive quarter of positive stock market returns, a feat unmatched in over 40 years. The stock market has achieved quarterly returns of this magnitude only four times in the last 50 years. As has been the case in the last several years, the financial stocks led the rally during the quarter, with strength broadening beyond the banking stocks to the diversified financial service, insurance, and security brokerage companies. Also soaring were the defensive consumer staples companies, with particular strength noted in the soft drink and pharmaceutical stocks. Only two major industry groups suffered declines in the second quarter; the electric utility and precious metals stocks. Although smaller capitalization stocks recovered, with the Russell 2000 up 15.7%, the strongest market action was clearly among the larger capitalization issues that dominate the S&P 500, many of which were up 25% or more.

     The economic outlook has been described by various Wall Street pundits recently as "the best of all worlds": moderate growth, modest inflation and relatively low interest rates. In such an environment, the bull market of the 1990's has continued unabated. However, the combination of record high valuation measures for the stock market, an almost unquestioned faith in continued economic nirvana and strong earnings growth, and almost euphoric investor sentiment suggests to us that the market has entered an extremely risky phase. In this higher risk market environment, we remain strongly committed to a defensive focus on quality, consistency and stability in our stock selection process.

Keniston P. Merrill
Richard A. Pender, CFA
Daniel J. Manion, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Common Stock Portfolio

Schedule of Net Assets, June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------

                                                                                            NUMBER
                                                                                           OF SHARES       VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 92.2%
Automobiles -- 3.6%
  Chrysler Corp. ......................................................................      4,500       $  147,656
  Ford Motor Co. ......................................................................      5,000          188,750
                                                                                                         ----------
                                                                                                            336,406
                                                                                                         ----------
Automotive & Equipment -- 2.0%
  Echlin, Inc. ........................................................................      3,300          118,800
  Pep Boys - Manny, Moe & Jack.........................................................      1,900           64,719
                                                                                                         ----------
                                                                                                            183,519
                                                                                                         ----------
Banks -- 8.6%
  Bank of New York Co., Inc. ..........................................................      3,300          143,550
  BankAmerica Corp. ...................................................................      2,400          154,950
  Chase Manhattan Corp. ...............................................................      1,700          165,006
  Citicorp.............................................................................      1,100          132,619
  First Union Corp. ...................................................................      1,400          129,500
  Morgan (J.P.) & Co., Inc. ...........................................................        800           83,500
                                                                                                         ----------
                                                                                                            809,125
                                                                                                         ----------
Beverages -- 0.9%
  Coca-Cola Co. .......................................................................      1,200           81,000
                                                                                                         ----------
Building Materials -- 1.6%
  Sherwin Williams Co. ................................................................      5,000          154,375
                                                                                                         ----------
Business & Consumer Services -- 3.2%
  Electronic Data Systems Corp. .......................................................      3,200          131,200
  Omnicom Group, Inc. .................................................................      2,700          166,387
                                                                                                         ----------
                                                                                                            297,587
                                                                                                         ----------
Computers -- 0.6%
  Hewlett Packard Co. .................................................................      1,000           56,000
                                                                                                         ----------
Consumer Products -- 4.9%
  Fortune Brands, Inc. ................................................................      3,300          123,131
  Gillette Co. ........................................................................        800           75,800
  Kimberly-Clark Corp. ................................................................      3,200          159,200
  Rubbermaid, Inc. ....................................................................      3,500          104,125
                                                                                                         ----------
                                                                                                            462,256
                                                                                                         ----------
Drugs -- 4.2%
  American Home Products Corp. ........................................................      3,000          229,500
  Pfizer, Inc. ........................................................................      1,400          167,300
                                                                                                         ----------
                                                                                                            396,800
                                                                                                         ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Common Stock Portfolio

Schedule of Net Assets, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                            NUMBER
                                                                                           OF SHARES       VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electrical Equipment -- 4.1%
  Emerson Electric Co. ................................................................      3,500       $  192,719
  General Electric Co. ................................................................      3,000          196,125
                                                                                                         ----------
                                                                                                            388,844
                                                                                                         ----------
Energy -- 9.8%
  Amoco Corp. .........................................................................      1,600          139,100
  Chevron Corp. .......................................................................      1,500          110,906
  Exxon Corp. .........................................................................      3,800          233,700
  Mobil Corp. .........................................................................      2,600          181,675
  Royal Dutch Petroleum Co. ...........................................................      4,800          261,000
                                                                                                         ----------
                                                                                                            926,381
                                                                                                         ----------
Financial -- 2.0%
  American Express Co. ................................................................      2,500          186,250
                                                                                                         ----------
Foods -- 3.9%
  CPC International, Inc. .............................................................      2,000          184,625
  Sara Lee Corp. ......................................................................      4,500          187,312
                                                                                                         ----------
                                                                                                            371,937
                                                                                                         ----------
Healthcare Services -- 1.8%
  Columbia/HCA Healthcare Corp. .......................................................      4,300          169,044
                                                                                                         ----------
Hotel/Restaurants -- 1.3%
  *Marriott International, Inc. .......................................................      2,000          122,750
                                                                                                         ----------
Industrial Diversified -- 6.9%
  Boeing Co. ..........................................................................        192           10,188
  Crown Cork & Seal Co., Inc. .........................................................      2,500          133,594
  Parker-Hannifin Corp. ...............................................................      4,000          242,750
  PPG Industries, Inc. ................................................................      1,800          104,625
  Rockwell International Corp. ........................................................      2,700          159,300
                                                                                                         ----------
                                                                                                            650,457
                                                                                                         ----------
Insurance -- 6.3%
  Allstate Corp. ......................................................................      2,600          189,800
  American General Corp. ..............................................................      4,000          191,000
  American International Group, Inc. ..................................................      1,400          209,125
                                                                                                         ----------
                                                                                                            589,925
                                                                                                         ----------
Medical Equipment & Supplies -- 2.4%
  Johnson & Johnson....................................................................      3,500          225,312
                                                                                                         ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Common Stock Portfolio

Schedule of Net Assets, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                            NUMBER
                                                                                           OF SHARES       VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Field Equipment & Services -- 2.9%
  Halliburton Co. .....................................................................      1,700       $  134,725
  Schlumberger, Ltd. ..................................................................      1,100          137,500
                                                                                                         ----------
                                                                                                            272,225
                                                                                                         ----------
Publishing -- 2.9%
  Gannett, Inc. .......................................................................      1,600          158,000
  McGraw-Hill, Inc. ...................................................................      2,000          117,625
                                                                                                         ----------
                                                                                                            275,625
                                                                                                         ----------
Railroads -- 3.0%
  Canadian Pacific, Ltd. ..............................................................      5,000          142,187
  Union Pacific Corp. .................................................................      2,000          141,000
                                                                                                         ----------
                                                                                                            283,187
                                                                                                         ----------
Retail -- 2.8%
  May Department Stores Co. ...........................................................      2,200          103,950
  Sears, Roebuck & Co. ................................................................      3,000          161,250
                                                                                                         ----------
                                                                                                            265,200
                                                                                                         ----------
Telecommunications Equipment -- 1.2%
  Lucent Technologies, Inc. ...........................................................      1,600          115,300
                                                                                                         ----------
Tobacco -- 1.8%
  Gallaher Group Plc-ADR...............................................................      3,300           60,844
  Philip Morris Cos., Inc. ............................................................      2,500          110,938
                                                                                                         ----------
                                                                                                            171,782
                                                                                                         ----------
Utilities - Electric -- 5.7%
  Duke Power Co. ......................................................................      2,000           95,875
  Florida Progress Corp. ..............................................................      4,000          125,250
  FPL Group, Inc. .....................................................................      3,000          138,188
  PacifiCorp...........................................................................      8,000          176,000
                                                                                                         ----------
                                                                                                            535,313
                                                                                                         ----------
Utilities - Gas -- 2.9%
  Enron Corp. .........................................................................      3,500          142,844
  Sonat, Inc. .........................................................................      2,500          128,125
                                                                                                         ----------
                                                                                                            270,969
                                                                                                         ----------
Utilities-Telephone -- 0.9%
  GTE Corp. ...........................................................................      2,000           87,750
                                                                                                         ----------
    TOTAL COMMON STOCK (COST $6,931,382)...............................................                   8,685,319
                                                                                                         ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Common Stock Portfolio

Schedule of Net Assets, June 30, 1997 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                         AMOUNT OR
                                                                                           NUMBER
                                                                           MATURITY      OF SHARES          VALUE
 ------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.8%
  Microsoft Corp., Preferred Series A, Convertible, 2.75%.............                         900     $    78,300
                                                                                                        ----------
    TOTAL PREFERRED STOCK (COST $71,925)..............................                                      78,300
                                                                                                        ----------
COMMERCIAL PAPER -- 5.3%
  C.I.T. Group Holdings Inc., 5.56%...................................    07/08/1997     $ 250,000         249,730
  Prudential Funding Corp., 5.52%.....................................    07/02/1997       250,000         249,962
                                                                                                        ----------
    TOTAL COMMERCIAL PAPER (COST $499,692)............................                                     499,692
SHORT TERM INVESTMENTS -- 1.3%
  Temporary Investment Fund, Inc. -- TempCash.........................                     122,559         122,559
                                                                                                        ----------
    TOTAL SHORT TERM INVESTMENTS (COST $122,559)......................                                     122,559
                                                                                                        ----------
TOTAL INVESTMENTS -- 99.6% (COST $7,625,558)..........................                                   9,385,870
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                               38,562
                                                                                                        ----------
NET ASSETS -- 100.0%
  (Equivalent to $13.12 per share based on 718,256 shares of capital
    stock outstanding)................................................                                 $ 9,424,432
                                                                                                        ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($9,424,432/718,256 shares outstanding).............................                                 $     13.12
                                                                                                        ==========

---------------

* Non-income producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

1997 Semi-Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Sentinel Growth Portfolio earned, for the year-to-date period, a total return of 15.9%, while the median Lipper growth fund earned 15.2%. Over the twelve month period ending in June, the portfolio earned a 26.7% return compared to 25.9% for the median Lipper growth fund.

     The best performing sectors during the second quarter were technology, healthcare, and financials. Outstanding gainers in these sectors included Applied Materials, Methode Electronics, Integrated Health Services, Sallie Mae, and American Express. Selected biotechnology stocks were weak during the quarter, although Genzyme was up nicely.

     We will continue to focus on companies that dominate their markets and hold strong franchise positions. In addition, we look for companies with shareholder-oriented managements, improving earnings fundamentals, and positive cash flow. We are confident that a portfolio of companies with these attributes will deliver superior risk-adjusted returns over a full market cycle.

Robert L. Lee, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Schedule of Net Assets, June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------

                                                                                         NUMBER
                                                                                       OF SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 94.8%
Banks -- 5.9%
  BankAmerica Corp. ..................................................................           800     $   51,650
  Chase Manhattan Corp. ..............................................................           600         58,237
  Citicorp............................................................................           700         84,394
  First Union Corp. ..................................................................         2,200        203,500
                                                                                                         ----------
                                                                                                            397,781
                                                                                                         ----------
Business & Consumer Services -- 6.5%
  Omnicom Group, Inc. ................................................................         3,700        228,012
  *Sterling Commerce, Inc. ...........................................................         6,300        207,113
                                                                                                         ----------
                                                                                                            435,125
                                                                                                         ----------
Computers -- 1.7%
  Hewlett Packard Co. ................................................................         2,000        112,000
                                                                                                         ----------
Drugs -- 14.9%
  Amgen Corp. ........................................................................         2,100        122,062
  *Biogen, Inc. ......................................................................         4,700        159,212
  *Centocor, Inc. ....................................................................         4,300        133,569
  *Chiron Corp. ......................................................................         4,800        100,200
  *Genzyme Corp. .....................................................................         5,900        163,725
  Pfizer, Inc. .......................................................................           300         35,850
  *Scherer (R.P.) Corp. ..............................................................         4,500        232,312
  Schering Plough Corp. ..............................................................         1,000         47,875
                                                                                                         ----------
                                                                                                            994,805
                                                                                                         ----------
Electronics -- 12.3%
  *Applied Materials, Inc. ...........................................................         1,000         70,812
  *KLA-Tencor Corp. ..................................................................         2,000         97,500
  *LAM Research Corp. ................................................................         5,400        200,138
  Methode Electronics, Inc. Class A...................................................        11,400        226,575
  Motorola, Inc.......................................................................         3,000        228,000
                                                                                                         ----------
                                                                                                            823,025
                                                                                                         ----------
Environmental Control -- 2.4%
  *U. S. Filter Corp. ................................................................         5,900        160,775
                                                                                                         ----------
Finance -- 4.2%
  American Express Co. ...............................................................         3,600        268,200
  Student Loan Marketing Association..................................................           100         12,700
                                                                                                         ----------
                                                                                                            280,900
                                                                                                         ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Schedule of Net Assets, June 30, 1997 -- (Continued)
(Unaudited)

--------------------------------------------------------------------------------

                                                                                            NUMBER
                                                                                          OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Healthcare Services -- 9.5%
  Columbia/HCA Healthcare Corp. ......................................................         3,850     $  151,353
  Integrated Health Services, Inc. ...................................................         6,200        238,700
  United Healthcare Corp. ............................................................         4,700        244,400
                                                                                                         ----------
                                                                                                            634,453
                                                                                                         ----------
Hotel/Restaurants -- 1.9%
  *Marriott International, Inc. ......................................................         2,100        128,888
                                                                                                         ----------
Industrial Diversified -- 5.8%
  Crown Cork & Seal Co., Inc. ........................................................         2,100        112,219
  Parker-Hannifin Corp. ..............................................................         4,600        279,163
                                                                                                         ----------
                                                                                                            391,382
                                                                                                         ----------
Insurance -- 3.3%
  Conseco, Inc. ......................................................................           900         33,300
  Equitable of Iowa...................................................................         3,300        184,800
                                                                                                         ----------
                                                                                                            218,100
                                                                                                         ----------
Medical Equipment & Supplies -- 4.2%
  Dentsply International, Inc. .......................................................         1,800         88,200
  Hillenbrand Industries, Inc. .......................................................         3,300        156,750
  Johnson & Johnson...................................................................           600         38,625
                                                                                                         ----------
                                                                                                            283,575
                                                                                                         ----------
Office Equipment & Supplies -- 3.5%
  *Staples, Inc. .....................................................................        10,100        234,825
                                                                                                         ----------
Oil Field Equipment -- 0.7%
  Halliburton Co. ....................................................................           300         23,775
  Schlumberger Ltd. ..................................................................           200         25,000
                                                                                                         ----------
                                                                                                             48,775
                                                                                                         ----------
Restaurants -- 2.9%
  *Outback Steakhouse, Inc. ..........................................................         7,900        191,081
                                                                                                         ----------
Retail Stores -- 5.9%
  CVS Corp. ..........................................................................         1,300         66,625
  Ethan Allen Interiors, Inc. ........................................................         4,400        250,800
  Sears, Roebuck & Co. ...............................................................         1,400         75,250
                                                                                                         ----------
                                                                                                            392,675
                                                                                                         ----------
Software -- 0.4%
  *Microsoft Corp. ...................................................................           200         25,275
                                                                                                         ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Schedule of Net Assets, June 30, 1997 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                          AMOUNT OR
                                                                                           NUMBER
                                                                            MATURITY      OF SHARES       VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Telecommunications -- 5.5%
  *Airtouch Communications, Inc..........................................                    7,900      $  216,263
  Lucent Technologies, Inc...............................................                    2,100         151,331
                                                                                                        ----------
                                                                                                           367,594
                                                                                                        ----------
Tobacco -- 3.3%
  Philip Morris Cos., Inc................................................                      700          31,063
  UST, Inc...............................................................                    6,900         191,475
                                                                                                        ----------
                                                                                                           222,538
                                                                                                        ----------
    TOTAL COMMON STOCK (COST $5,486,778).................................                                6,343,572
                                                                                                        ----------
COMMERCIAL PAPER -- 3.7%
  Prudential Funding Corp., 5.52%........................................  07/02/1997     $250,000         249,962
                                                                                                        ----------
    TOTAL COMMERCIAL PAPER (COST $249,962)...............................                                  249,962
                                                                                                        ----------
SHORT-TERM INVESTMENTS -- 1.3%...........................................
  Temporary Investment Fund, Inc. -- TempCash............................                   87,200          87,200
                                                                                                        ----------
    TOTAL SHORT-TERM INVESTMENTS (COST $87,200)..........................                                   87,200
                                                                                                        ----------
TOTAL INVESTMENTS -- 99.8% (COST $5,823,940).............................                                6,680,734
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%............................                                   13,898
                                                                                                        ----------
NET ASSETS -- 100.0%
  (Equivalent to $12.85 per share based on 520,844 shares of capital
    stock outstanding)...................................................                               $6,694,632
                                                                                                        ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($6,694,632/520,844 shares outstanding)................................                               $    12.85
                                                                                                        ==========

---------------

* Non-Income producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statement of Operations for the Six Months Ended June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------

                                                                          MONEY                              AGGRESSIVE
                                                            GROWTH        MARKET       BOND      MANAGED       GROWTH
                                                           PORTFOLIO    PORTFOLIO    PORTFOLIO  PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends..............................................  $ 2,327,193   $       --   $     --   $  314,797   $ 159,729
 Interest...............................................      454,067    1,569,583    617,061      619,883     186,429
   Less: foreign taxes withheld.........................      (27,474)          --         --       (2,048)         --
                                                          -----------   -----------  ---------  ----------   ----------
   Total Income.........................................    2,753,786    1,569,583    617,061      932,632     346,158
                                                          -----------   -----------  ---------  ----------   ----------
EXPENSES:
 Investment advisory fee................................      344,372       70,793     30,955       91,760      83,077
 Administration fee.....................................       74,450       20,152      6,280       16,137      13,005
 Directors' fee.........................................        5,411        1,310        470        1,151         919
 Transfer agent fee.....................................        2,610        1,355        974          810       1,218
 Custodian fee..........................................       16,488        5,481     (4,620)       5,176       4,811
 Legal fees.............................................       10,733        2,307        583        1,773       1,724
 Audit fees.............................................       10,133        2,787        873        2,473       1,745
 Printing...............................................       25,287       10,236      9,971        8,220       6,605
 Taxes..................................................          691            8          8            6          13
 Miscellaneous..........................................        7,852        2,983        890        2,821       1,010
                                                          -----------   -----------  ---------  ----------   ----------
                                                              498,027      117,412     46,384      130,327     114,127
 Less: expenses reimbursed by affiliated insurance
   company..............................................           --           --         --           --          --
                                                          -----------   -----------  ---------  ----------   ----------
   Total expenses.......................................      498,027      117,412     46,384      130,327     114,127
                                                          -----------   -----------  ---------  ----------   ----------
   Net investment income (loss).........................    2,255,759    1,452,171    570,677      802,305     232,031
                                                          -----------   -----------  ---------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS
 Net realized gain (loss) from:
   Investments..........................................   33,455,350          (24)    68,119      717,651   1,832,738
   Foreign Currency related translations................      (36,843)          --         --         (831)         --
                                                          -----------   -----------  ---------  ----------   ----------
                                                           33,418,507          (24)    68,119      716,820   1,832,738
                                                          -----------   -----------  ---------  ----------   ----------
 Net change in unrealized appreciation (depreciation)
   from:
   Investments..........................................   (9,063,930)          --   (185,513)   3,467,876   2,201,349
   Foreign currency related translations................           --           --         --           --          --
                                                          -----------   -----------  ---------  ----------   ----------
                                                           (9,063,930)          --   (185,513)   3,467,876   2,201,349
                                                          -----------   -----------  ---------  ----------   ----------
   Net gain (loss) on investments and foreign currency
    transactions........................................   24,354,577          (24)  (117,394)   4,184,696   4,034,087
                                                          -----------   -----------  ---------  ----------   ----------
   Net increase (decrease) in net assets resulting from
    operations..........................................  $26,610,336   $1,452,147   $453,283   $4,987,001   $4,266,118
                                                          ===========   ===========  =========  ==========   ==========

                                                                            COMMON     SENTINEL
                                                          INTERNATIONAL     STOCK       GROWTH
                                                            PORTFOLIO     PORTFOLIO    PORTFOLIO
--------------------------------------------------------
INVESTMENT INCOME:
 Dividends..............................................   $   675,166    $   83,250   $ 25,654
 Interest...............................................        61,896        16,347      6,481
   Less: foreign taxes withheld.........................       (63,049)         (631)        --
                                                            ----------    ----------   --------
   Total Income.........................................       674,013        98,966     32,135
                                                            ----------    ----------   --------
EXPENSES:
 Investment advisory fee................................       202,549        15,425     15,133
 Administration fee.....................................        29,061        17,466     14,174
 Directors' fee.........................................         1,330           223        182
 Transfer agent fee.....................................           850           753        735
 Custodian fee..........................................        18,880         2,907      3,432
 Legal fees.............................................         4,129           577        479
 Audit fees.............................................         2,563           459        374
 Printing...............................................         9,750           855        730
 Taxes..................................................             4            --          1
 Miscellaneous..........................................         2,087           869        843
                                                            ----------    ----------   --------
                                                               271,203        39,534     36,083
 Less: expenses reimbursed by affiliated insurance
   company..............................................            --        (8,685)    (8,845)
                                                            ----------    ----------   --------
   Total expenses.......................................       271,203        30,849     27,238
                                                            ----------    ----------   --------
   Net investment income (loss).........................       402,810        68,117      4,897
                                                            ----------    ----------   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS
 Net realized gain (loss) from:
   Investments..........................................     2,043,530       107,769    597,123
   Foreign Currency related translations................       (67,907)         (229)        --
                                                            ----------    ----------   --------
                                                             1,975,623       107,540    597,123
                                                            ----------    ----------   --------
 Net change in unrealized appreciation (depreciation)
   from:
   Investments..........................................     5,045,814     1,060,374    305,906
   Foreign currency related translations................           104            --         --
                                                            ----------    ----------   --------
                                                             5,045,918     1,060,374    305,906
                                                            ----------    ----------   --------
   Net gain (loss) on investments and foreign currency
    transactions........................................     7,021,541     1,167,914    903,029
                                                            ----------    ----------   --------
   Net increase (decrease) in net assets resulting from
    operations..........................................   $ 7,424,351    $1,236,031   $907,926
                                                            ==========    ==========   ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

                                                                   MONEY                                  AGGRESSIVE
                                                    GROWTH        MARKET         BOND         MANAGED       GROWTH
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
 Operations:
   Net investment income (loss)................  $  2,255,759   $ 1,452,171   $   570,677   $   802,305   $   232,031
   Net realized gain (loss) on investments and
    foreign currency related transactions......    33,418,507           (24)       68,119       716,820     1,832,738
   Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency translations......................    (9,063,930)           --      (185,513)    3,467,876     2,201,349
                                                  -----------    ----------    ----------    ----------    ----------
   Net increase (decrease) in net assets
    resulting from operations..................    26,610,336     1,452,147       453,283     4,987,001     4,266,118
 Distributions:
   From net investment income..................    (2,290,020)   (1,452,171)     (546,084)     (769,914)     (326,522)
   From net realized gains.....................   (23,067,604)           --            --      (344,551)      (64,760)
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies........................    27,844,575     6,719,182     1,948,509     1,555,854     3,728,441
                                                  -----------    ----------    ----------    ----------    ----------
   Total increase in net assets................    29,097,287     6,719,158     1,855,708     5,428,390     7,603,277
NET ASSETS
 Beginning of period...........................   198,948,066    54,196,724    17,086,878    43,431,170    34,098,282
                                                  -----------    ----------    ----------    ----------    ----------
 End of period (including undistributed net
   investment income in the Growth Portfolio of
   $1,160,049; Bond Portfolio $292,306; Managed
   Portfolio $415,997; Aggressive Portfolio
   $232,031; International Portfolio $334,903;
   Common Stock Portfolio $38,538 and Sentinel
   Growth Portfolio $4,897)....................  $228,045,353   $60,915,882   $18,942,586   $48,859,560   $41,701,559
                                                  ===========    ==========    ==========    ==========    ==========

                                                                   COMMON      SENTINEL
                                                 INTERNATIONAL     STOCK        GROWTH
                                                   PORTFOLIO     PORTFOLIO    PORTFOLIO
-----------------------------------------------
INCREASE IN NET ASSETS:
 Operations:
   Net investment income (loss)................   $   402,810    $   68,117   $    4,897
   Net realized gain (loss) on investments and
    foreign currency related transactions......     1,975,623       107,540      597,123
   Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency translations......................     5,045,918     1,060,374      305,906
                                                   ----------      --------     --------
   Net increase (decrease) in net assets
    resulting from operations..................     7,424,351     1,236,031      907,926
 Distributions:
   From net investment income..................      (427,579)      (55,391)     (23,408)
   From net realized gains.....................    (3,347,494)           --       (3,259)
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies........................     6,908,080     1,679,168      149,784
                                                   ----------      --------     --------
   Total increase in net assets................    10,557,358     2,859,808    1,031,043
NET ASSETS
 Beginning of period...........................    50,955,123     6,564,624    5,663,589
                                                   ----------      --------     --------
 End of period (including undistributed net
   investment income in the Growth Portfolio of
   $1,160,049; Bond Portfolio $292,306; Managed
   Portfolio $415,997; Aggressive Portfolio
   $232,031; International Portfolio $334,903;
   Common Stock Portfolio $38,538 and Sentinel
   Growth Portfolio $4,897)....................   $61,512,481    $9,424,432   $6,694,632
                                                   ==========      ========     ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                     MONEY                                  AGGRESSIVE
                                                      GROWTH        MARKET         BOND         MANAGED       GROWTH
                                                    PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)................... $  5,018,462   $ 2,277,978   $   934,224   $ 1,445,837   $   326,522
   Net realized gain (loss) on sale of
    investments...................................   23,063,427            --      (125,017)      344,291        64,760
   Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency translations.........................    4,147,912            --      (333,487)    2,694,823     5,078,163
                                                   ------------   -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets resulting
    from operations...............................   32,229,801     2,277,978       475,720     4,484,951     5,469,445
 Distributions:
   From net investment income.....................   (4,995,312)   (2,277,978)     (874,882)   (1,390,871)     (255,039)
   From net realized gains........................   (7,732,422)           --            --    (1,471,361)   (2,569,743)
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies...........................   17,547,048    19,581,572     3,083,685     5,806,085     7,631,188
                                                   ------------   -----------   -----------   -----------   -----------
    Total increase in net assets..................   37,049,115    19,581,572     2,684,523     7,428,804    10,275,851
NET ASSETS
 Beginning of period..............................  161,898,951    34,615,152    14,402,355    36,002,366    23,822,431
                                                   ------------   -----------   -----------   -----------   -----------
 End of period (including undistributed net
   investment income in the Growth Portfolio
   $1,231,513; Bond Portfolio $267,713; Managed
   Portfolio $384,437 and International Portfolio
   $427,579)...................................... $198,948,066   $54,196,724   $17,086,878   $43,431,170   $34,098,282
                                                   ============   ===========   ===========   ===========   ===========

                                                                    COMMON      SENTINEL
                                                    INTERNATIONAL   STOCK        GROWTH
                                                     PORTFOLIO    PORTFOLIO*   PORTFOLIO*
--------------------------------------------------
                                                   <
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...................  $   472,406   $   79,759   $   23,408
   Net realized gain (loss) on sale of
    investments...................................    3,302,667      (22,148)       3,259
   Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency translations.........................      781,570      699,937      550,887
                                                    -----------   ----------   ----------
   Net increase (decrease) in net assets resulting
    from operations...............................    4,556,643      757,548      577,554
 Distributions:
   From net investment income.....................     (442,343)     (53,716)          --
   From net realized gains........................   (1,793,161)          --           --
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies...........................   11,991,902    5,860,792    5,086,035
                                                    -----------   ----------   ----------
    Total increase in net assets..................   14,313,041    6,564,624    5,663,589
NET ASSETS
 Beginning of period..............................   36,642,082           --           --
                                                    -----------   ----------   ----------
 End of period (including undistributed net
   investment income in the Growth Portfolio
   $1,231,513; Bond Portfolio $267,713; Managed
   Portfolio $384,437 and International Portfolio
   $427,579)......................................  $50,955,123   $6,564,624   $5,663,589
                                                    ===========   ==========   ==========

* The Common Stock and Sentinel Growth Portfolios commenced operations on 03/18/96.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Funds, Inc.
Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                        01/01/97
                                                              TO    01/01/96    01/01/95    01/01/94    01/01/93    01/01/92
                                                        06/30/97          TO          TO          TO          TO          TO
                                                     (UNAUDITED)    12/31/96    12/31/95    12/31/94    12/31/93    12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............      $18.10       $16.36      $14.00      $14.09      $13.73      $13.88
                                                       -------      -------     -------     -------     -------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................         .17          .46         .47         .43         .38         .46
Net realized and unrealized gain (loss) on
 investments......................................        1.94         2.54        3.41        (.10)        .94         .17
                                                       -------      -------     -------     -------     -------      ------
   Total from investment operations...............        2.11         3.00        3.88         .33        1.32         .63
                                                       -------      -------     -------     -------     -------      ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................        (.20)        (.48)       (.46)       (.41)       (.39)       (.46)
Dividends to shareholders from net capital
 gains............................................       (2.10)        (.78)      (1.06)       (.01)       (.35)       (.32)
Dividends to shareholders in excess of net
 investment income................................          --           --          --          --        (.22)         --
                                                       -------      -------     -------     -------     -------      ------
   Total distributions............................       (2.30)       (1.26)      (1.52)       (.42)       (.96)       (.78)
                                                       -------      -------     -------     -------     -------      ------
Net asset value, end of period....................      $17.91       $18.10      $16.36      $14.00      $14.09      $13.73
                                                       =======      =======     =======     =======     =======      ======
   Total return...................................       13.28%(2)    19.58%      30.39%      2.40%       9.43%        4.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................     228,045      198,948     161,899     115,191     109,534      82,881
Ratios of expenses to average net assets
 (annualized)(1)..................................         .47%         .50%        .61%       .63%        .76%         .79%
Ratios of net investment income to average net
 assets (annualized)..............................        2.12%        2.80%       3.20%      3.10%       2.86%        3.53%
Portfolio turnover................................          99%          72%         61%        63%         51%          35%
Average commission rate(3)........................     $0.0697      $0.0600         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Growth Portfolio before reimbursement of expenses by affiliated insurance company for the period ended June 30, 1997, and the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows:
     0.48%, 0.50%, 0.61%, 0.67% , 0.76% and 0.82%, respectively.
(2.) Total returns for periods less than one year are not annualized.
(3.) Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Funds, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                             MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                        01/01/97
                                                              TO    01/01/96    01/01/95    01/01/94    01/01/93    01/01/92
                                                        06/30/97          TO          TO          TO          TO          TO
                                                     (UNAUDITED)    12/31/96    12/31/95    12/31/94    12/31/93    12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............     $  1.00      $  1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                        ------       ------      ------      ------      ------       -----
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................         .03          .05         .05         .04         .03         .03
                                                        ------       ------      ------      ------      ------       -----
   Total from investment operations...............         .03          .05         .05         .04         .03         .03
                                                        ------       ------      ------      ------      ------       -----
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................        (.03)        (.05)       (.05)       (.04)       (.03)       (.03)
                                                        ------       ------      ------      ------      ------       -----
   Total distributions............................        (.03)        (.05)       (.05)       (.04)       (.03)       (.03)
                                                        ------       ------      ------      ------      ------       -----
Net asset value, end of period....................     $  1.00      $  1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                        ======       ======      ======      ======      ======       =====
   Total return...................................        2.57%(2)     5.15%       5.61%      3.81%       2.59%        3.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................      60,916       54,197      34,615      21,040      12,506       8,138
Ratios of expenses to average net assets
 (annualized)(1)..................................         .40%         .44%        .50%       .55%        .65%         .65%
Ratios of net investment income to average net
 assets (annualized)..............................        5.06%        5.03%       5.47%      3.86%       2.56%        3.12%
------------------------------------------------------------------------------------------------------------------

(1) Expense ratios for the Money Market Portfolio before reimbursement of expenses by affiliated insurance company for the period ended June 30, 1997, and the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 0.41%, 0.44%, 0.50% , 0.59%, 0.65% and 0.73%, respectively.

(2) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Funds, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                 BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                        01/01/97
                                                              TO    01/01/96    01/01/95    01/01/94    01/01/93    01/01/92
                                                        06/30/97          TO          TO          TO          TO          TO
                                                     (UNAUDITED)    12/31/96    12/31/95    12/31/94    12/31/93    12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............     $ 10.67      $ 11.00      $ 9.73      $11.21      $10.73      $10.80
                                                        ------       ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................         .33          .63         .65         .62         .60         .64
Net realized and unrealized gain (loss) on
 investments......................................        (.08)        (.34)       1.27       (1.23)        .48        (.03)
                                                        ------       ------      ------      ------      ------      ------
   Total from investment operations...............         .25          .29        1.92        (.61)       1.08         .61
                                                        ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................        (.33)        (.62)       (.65)       (.60)       (.60)       (.68)
Dividends to shareholders from net capital
 gains............................................        (.00)        (.00)       (.00)       (.27)       (.00)       (.00)
                                                        ------       ------      ------      ------      ------      ------
   Total distributions............................        (.33)        (.62)       (.65)       (.87)       (.60)       (.68)
                                                        ------       ------      ------      ------      ------      ------
Net asset value, end of period....................     $ 10.59      $ 10.67      $11.00      $ 9.73      $11.21      $10.73
                                                        ======       ======      ======      ======      ======      ======
   Total return...................................        2.47%(2)     2.86%      20.45%      (5.62)%    10.32%        5.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................      18,943       17,087      14,402      10,098      10,160       6,710
Ratios of expenses to average net assets
 (annualized)(1)..................................         .52%         .56%        .60%       .68%        .75%         .75%
Ratios of net investment income to average net
 assets (annualized)..............................        6.45%        6.08%       6.36%      6.14%       5.53%        6.34%
Portfolio turnover................................          63%         133%        206%       151%         71%           4%
------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Bond Portfolio before reimbursement of expenses by affiliated insurance company for the period ended June 30, 1997, and the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows:
     0.53%, 0.56%, 0.60%, 0.70%, 0.75% and 0.81%, respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                MANAGED PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                        01/01/97
                                                              TO    01/01/96    01/01/95    01/01/94    01/01/93    01/01/92
                                                        06/30/97          TO          TO          TO          TO          TO
                                                     (UNAUDITED)    12/31/96    12/31/95    12/31/94    12/31/93    12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............     $ 14.68      $ 14.19      $11.94      $13.27      $12.25      $11.40
                                                        ------       ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................         .26          .51         .55         .53         .40         .44
Net realized and unrealized gain (loss) on
 investments......................................        1.39         1.07        2.28        (.77)       1.00         .88
                                                        ------       ------      ------      ------      ------      ------
   Total from investment operations...............        1.65         1.58        2.83        (.24)       1.40        1.32
                                                        ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................        (.26)        (.51)       (.57)       (.49)       (.38)       (.47)
Dividends to shareholders from net capital
 gains............................................        (.12)        (.58)       (.01)       (.60)       (.00)       (.00)
                                                        ------       ------      ------      ------      ------      ------
   Total distributions............................        (.38)       (1.09)       (.58)      (1.09)       (.38)       (.47)
                                                        ------       ------      ------      ------      ------      ------
Net asset value, end of period....................     $ 15.95      $ 14.68      $14.19      $11.94      $13.27      $12.25
                                                        ======       ======      ======      ======      ======      ======
   Total return...................................       11.47%(2)    11.88%      24.43%      (1.82)%     11.62%      11.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................      48,860       43,431      36,002      29,363      28,984      15,946
Ratios of expenses to average net assets
 (annualized)(1)..................................         .57%         .60%        .66%        .67%        .80%        .80%
Ratios of net investment income to average net
 assets (annualized)..............................        3.53%        3.68%       4.22%       4.34%       3.36%       3.88%
Portfolio turnover................................          36%         106%        130%         75%         89%         32%
Average commission rate(3)........................     $0.0600      $0.0600         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Managed Portfolio before reimbursement of expenses by affiliated insurance company for the period ended June 30, 1997, and the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows:
     0.57%, 0.60%, 0.66%, 0.73% , 0.80% and 0.84%, respectively.

(2.) Total returns for periods less than one year are not annualized.

(3.) Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                           AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                        01/01/97
                                                              TO    01/01/96    01/01/95    01/01/94    01/01/93    01/01/92
                                                        06/30/97          TO          TO          TO          TO          TO
                                                     (UNAUDITED)    12/31/96    12/31/95    12/31/94    12/31/93    12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............      $18.52       $17.38      $15.45      $15.45      $14.72      $16.68
                                                         -----        -----       -----       -----       -----       -----
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................         .11          .17         .20        (.01)       (.01)        .03
Net realized and unrealized gain (loss) on
 investments......................................        2.02         3.03        1.86         .01         .77         .38
                                                         -----        -----       -----       -----       -----       -----
   Total from investment operations...............        2.13         3.20        2.06         .00         .76         .41
                                                         -----        -----       -----       -----       -----       -----
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................        (.18)        (.19)       (.00)       (.00)       (.03)       (.07)
Dividends to shareholders from net capital
 gains............................................        (.04)       (1.87)       (.13)       (.00)       (.00)      (2.30)
                                                         -----        -----       -----       -----       -----       -----
   Total distributions............................        (.22)       (2.06)       (.13)       (.00)       (.03)      (2.37)
                                                         -----        -----       -----       -----       -----       -----
Net asset value, end of period....................      $20.43       $18.52      $17.38      $15.45      $15.45      $14.72
                                                         =====        =====       =====       =====       =====       =====
   Total return...................................       11.60%(2)    21.00%      13.48%       0.00%       5.20%       2.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................      41,702       34,098      23,822      15,430      12,223       8,029
Ratios of expenses to average net assets
 (annualized)(1)..................................         .62%         .68%        .76%        .86%        .90%        .90%
Ratios of net investment income to average net
 assets (annualized)..............................        1.27%        1.14%       1.32%       (.10)%      (.07)%       .37%
Portfolio turnover................................          12%          47%         89%         60%         60%         18%
Average commission rate(3)........................     $0.0600      $0.0600         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------

(1) Expense ratios for the Aggressive Growth Portfolio before reimbursement of expenses by affiliated insurance company for the period ended June 30, 1997, and the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 0.63%, 0.68%, 0.76%, 0.89%, 0.90% and 1.00%, respectively.
(2) Total returns for periods less than one year are not annualized.
(3) Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                             INTERNATIONAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                        01/01/97
                                                              TO    01/01/96    01/01/95    01/01/94    01/01/93    01/01/92
                                                        06/30/97          TO          TO          TO          TO          TO
                                                     (UNAUDITED)    12/31/96    12/31/95    12/31/94    12/31/93    12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............      $13.41       $12.86      $11.63      $11.87       $9.00       $9.74
                                                       -------      -------     -------     -------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................         .08          .11         .16         .05         .06         .08
Net realized and unrealized gain (loss) on
 investments......................................        1.63         1.23        1.45        (.02)       3.09        (.81)
                                                       -------      -------     -------     -------      ------      ------
   Total from investment operations...............        1.71         1.34        1.61         .03        3.15        (.73)
                                                       -------      -------     -------     -------      ------      ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................        (.11)        (.16)       (.07)       (.03)       (.08)       (.00)
Dividends to shareholders from net capital
 gains............................................        (.88)        (.63)       (.31)       (.24)       (.20)       (.01)
                                                       -------      -------     -------     -------      ------      ------
   Total distributions............................        (.99)        (.79)       (.38)       (.27)       (.28)       (.01)
                                                       -------      -------     -------     -------      ------      ------
Net asset value, end of period....................      $14.13       $13.41      $12.86      $11.63      $11.87       $9.00
                                                       =======      =======     =======     =======      ======      ======
   Total return...................................       13.85%(2)    10.89%      14.31%        .26%      36.11%      (7.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................      61,512       50,955      36,642      26,212      13,682       6,727
Ratios of expenses to average net assets
 (annualized)(1)..................................        1.00%        1.05%       1.15%       1.32%       1.50%       1.50%
Ratios of net investment income to average net
 assets (annualized)..............................        1.24%         .98%       1.21%        .72%        .68%       1.05%
Portfolio turnover................................          20%          35%         45%         32%         37%         35%
Average commission rate(3)........................     $0.0207      $0.0376         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------

(1) Expense ratios for the International Portfolio before reimbursement of expenses by affiliated insurance company for the period ended June 30, 1997, and the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 1.00%, 1.05%, 1.15%, 1.32%, 1.50% and 2.65%, respectively.
(2) Total returns for periods less than one year are not annualized.
(3) Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                        COMMON STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                        01/01/97
                                                                                           TO          03/18/96(2)
                                                                                        06/30/97          TO
                                                                                       (UNAUDITED)     12/31/96
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...............................................       $11.31        $10.00
                                                                                         -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............................................................          .10           .15
Net realized and unrealized gain (loss) on investments.............................         1.80          1.26
                                                                                         -------       -------
    Total from investment operations...............................................         1.90          1.41
                                                                                         -------       -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income...............................         (.09)         (.10)
Dividends to shareholders from net capital gains...................................           --            --
                                                                                         -------       -------
    Total distributions............................................................         (.09)         (.10)
                                                                                         -------       -------
Net asset value, end of period.....................................................       $13.12        $11.31
                                                                                         =======       =======
    Total return...................................................................        16.93%(3)     14.22%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...................................................        9,424         6,565
Ratios of expenses to average net assets (annualized)(1)...........................          .80%          .80%
Ratios of net investment income to average net assets (annualized).................         1.76%         1.82%
Portfolio turnover.................................................................            8%           13%
Average commission rate(4).........................................................      $0.0600       $0.0600
------------------------------------------------------------------------------------------------------------------

(1) Expense ratios for the Common Stock Portfolio before reimbursement of expenses by affiliated insurance company for the periods ended June 30, 1997 and December 31, 1996 were as follows: 1.03% and 1.43%.
(2) Commencement of operations.
(3) Total returns for periods less then one year are not annualized.
(4) Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Concluded

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                           SENTINEL GROWTH
                                                                                              PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                        01/01/97
                                                                                           TO          03/18/96(2)
                                                                                        06/30/97          TO
                                                                                       (UNAUDITED)     12/31/96
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...............................................       $11.14        $10.00
                                                                                         -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............................................................          .01           .05
Net realized and unrealized gain (loss) on investments.............................         1.76          1.09
                                                                                         -------       -------
    Total from investment operations...............................................         1.77          1.14
                                                                                         -------       -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income...............................         (.05)           --
Dividends to shareholders from net capital gains...................................         (.01)           --
                                                                                         -------       -------
    Total distributions............................................................         (.06)           --
                                                                                         -------       -------
Net asset value, end of period.....................................................       $12.85        $11.14
                                                                                         =======       =======
    Total return...................................................................        15.89%(3)     11.40%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...................................................        6,695         5,664
Ratios of expenses to average net assets (annualized)(1)...........................          .90%          .90%
Ratios of net investment income to average net assets (annualized).................          .16%          .57%
Portfolio turnover.................................................................           77%           75%
Average commission rate(4).........................................................      $0.0600       $0.0594
------------------------------------------------------------------------------------------------------------------

(1) Expense ratios for the Sentinel Growth Portfolio before reimbursement of expenses by affiliated insurance company for the periods ended June 30, 1997 and December 31, 1996 were as follows: 1.19% and 1.51%.
(2) Commencement of operations.
(3) Total returns for periods less then one year are not annualized.
(4) Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION

The Market Street Fund, Inc. (Fund) is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As a "series" type of mutual fund, the Fund issues separate classes (or series) of stock currently consisting of the Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Common Stock Portfolio and Sentinel Growth Portfolio. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Provident Mutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Providentmutual Life and Annuity Company of America (PLACA) and policies issued by National Life Insurance Company of Vermont (NLICV). The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies which are no longer being issued.

2. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the last sale price on exchanges on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 60 days and Money Market Portfolio investments are valued at amortized cost which approximates market value.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following bases:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

   losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund does not isolate that portion of the results of operations derived from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of investment income of the Money Market Portfolio are declared daily and paid monthly. The Growth Portfolio, Bond Portfolio, Managed Portfolio, and Common Stock Portfolio declare and pay dividends of investment income quarterly. The Aggressive Growth Portfolio, International Portfolio, and Sentinel Growth Portfolio declare and pay dividends of investment income annually. For all Portfolios, distributions of capital gains are declared and paid annually.

  Federal Income Taxes

No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income taxes.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Investment advisory agreements have been approved, whereby Sentinel Advisors Company (SAC), a Vermont General Partnership, is adviser for the Growth, Money Market, Bond, Managed, Aggressive Growth, Common Stock and Sentinel Growth Portfolios. With respect to the Growth Portfolio, SAC is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. SAC is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio. With respect to the Bond Portfolio, SAC is compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of net assets in excess of $100 million. With respect to the Managed Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of net assets in excess of $100 million. With respect to the Aggressive Growth Portfolio, SAC is compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. With respect to the Common Stock Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of net assets in excess of $100 million.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

With respect to the Sentinel Growth Portfolio, SAC is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the net assets in excess of $40 million. Provident Mutual Investment Management Co.
(PIMC) is the adviser for the International Portfolio and is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of assets in excess of $500 million. The Boston Company Asset Management, Inc. ("TBC") is sub-advisor to the International Portfolio.

PMLIC agrees to reimburse the Growth, Money Market, Bond, Managed, and Aggressive Growth Portfolios for operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of 0.40% of the average daily net asset values. The International Portfolio is reimbursed for such expenses in excess of an annual rate of 0.75% of the average daily net asset value. NLICV agrees to reimburse the Common Stock and Sentinel Growth Portfolio for operating expenses, excluding investment advisory fees and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of .40% of the average net asset values.

4. NET ASSETS

At June 30, 1997, the Portfolios' net assets consisted of:

                                                                  MONEY                                  AGGRESSIVE
                                                   GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                ------------   -----------   -----------   -----------   -----------   -----------
Net contribution from shareholders............  $175,665,638   $60,915,906   $18,757,378   $37,287,670   $31,250,573   $50,574,296
Undistributed net investment income...........     1,160,049            --       292,306       415,997       232,031       334,903
Undistributed net realized gain...............    33,455,350            --            --       717,651     1,832,738     2,043,530
Accumulated loss on investment transactions...            --           (24)     (105,784)           --            --            --
Net unrealized appreciation (depreciation) on
 investments and Foreign currency.............    17,764,316            --        (1,314)   10,438,242     8,386,217     8,559,752
                                                ------------   -----------   -----------   -----------   -----------   -----------
                                                $228,045,353   $60,915,882   $18,942,586   $48,859,560   $41,701,559   $61,512,481
                                                ============   ===========   ===========   ===========   ===========   ===========

                                                  COMMON      SENTINEL
                                                  STOCK        GROWTH
                                                PORTFOLIO    PORTFOLIO
                                                ----------   ----------
Net contribution from shareholders............  $7,539,961   $5,235,819
Undistributed net investment income...........      38,538        4,897
Undistributed net realized gain...............      85,621      597,122
Accumulated loss on investment transactions...          --           --
Net unrealized appreciation (depreciation) on
 investments and Foreign currency.............   1,760,312      856,794
                                                ----------   ----------
                                                $9,424,432   $6,694,632
                                                ==========   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the period ended June 30, 1997, were as follows:

                                                                 MONEY                                  AGGRESSIVE
                                                  GROWTH        MARKET         BOND         MANAGED       GROWTH     INTERNATIONAL
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
       ------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.......................  $         --   $        --   $10,275,179   $14,252,240   $       --   $        --
Corporate Bonds..............................            --            --     2,675,791     1,782,788           --            --
Common and Preferred Stock...................   197,855,207            --            --     4,966,606    7,221,243    14,003,036
                                               ------------   -----------   -----------   -----------   -----------  -----------
Total Purchases..............................  $197,855,207            --   $12,950,970   $21,001,634   $7,221,243   $14,003,036
                                               ============   ===========   ===========   ===========   ===========  ===========
SALES
U.S. Gov't Obligations.......................  $         --   $        --   $ 4,792,262   $10,503,320   $       --   $        --
                                                         --            --     5,245,306     2,711,808           --            --
Common and Preferred Stock...................   198,087,538            --            --     2,310,039    3,654,444    10,430,353
                                               ------------   -----------   -----------   -----------   -----------  -----------
Total Sales..................................  $198,087,538            --   $10,037,568   $15,525,167   $3,654,444   $10,430,353
                                               ============   ===========   ===========   ===========   ===========  ===========

                                                 COMMON      SENTINEL
                                                 STOCK        GROWTH
                                               PORTFOLIO    PORTFOLIO
       --------------------------------------
PURCHASES
U.S. Gov't Obligations.......................  $       --   $       --
Corporate Bonds..............................          --           --
Common and Preferred Stock...................   2,180,406    4,688,889
                                               ----------   ----------
Total Purchases..............................  $2,180,406   $4,688,889
                                               ==========   ==========
SALES
U.S. Gov't Obligations.......................  $       --   $       --
                                                       --           --
Common and Preferred Stock...................     694,258    4,521,918
                                               ----------   ----------
Total Sales..................................  $  694,258   $4,521,918
                                               ==========   ==========

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at June 30, 1997 is as follows:

                                                                 MONEY                                  AGGRESSIVE
                                                  GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
       ------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation......  $ 19,169,836   $        --   $    91,152   $10,608,396   $ 9,352,386   $10,186,974
Aggregate gross unrealized depreciation......    (1,405,520)           --       (92,466)     (170,154)     (966,169)   (1,627,222)
                                               ------------   -----------   -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)...  $ 17,764,316   $        --   $    (1,314)  $10,438,242   $ 8,386,217   $ 8,559,752
                                               ============   ===========   ===========   ===========   ===========   ===========
Aggregate cost of securities for federal
 income tax purposes.........................  $210,344,965   $61,128,408   $19,638,918   $38,263,457   $33,352,607   $50,455,143
                                               ============   ===========   ===========   ===========   ===========   ===========
Capital loss carryover (available to offset
 possible future capital gains.) The
 carryover expires as follows: Bond
 Portfolio--$48,885 in 2002; $125,017 in
 2003; Common Stock Portfolio $22,148 in
 2003........................................  $         --            --   $  (173,902)  $        --            --   $        --
                                               ============   ===========   ===========   ===========   ===========   ===========

                                                 COMMON      SENTINEL
                                                 STOCK        GROWTH
                                               PORTFOLIO    PORTFOLIO
       --------------------------------------
Aggregate gross unrealized appreciation......  $1,792,679   $  953,963
Aggregate gross unrealized depreciation......     (32,367)     (97,169)
                                               ----------   ----------
Net unrealized appreciation (depreciation)...  $1,760,312   $  856,794
                                               ==========   ==========
Aggregate cost of securities for federal
 income tax purposes.........................  $7,625,558   $5,823,940
                                               ==========   ==========
Capital loss carryover (available to offset
 possible future capital gains.) The
 carryover expires as follows: Bond
 Portfolio--$48,885 in 2002; $125,017 in
 2003; Common Stock Portfolio $22,148 in
 2003........................................  $  (22,148)  $       --
                                               ==========   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL STOCK AND CAPITAL STOCK TRANSACTIONS

On June 30, 1997, there were 200 million shares of $0.01 par value capital stock authorized for the Fund. The shares of capital stock are divided into eight series: Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Common Stock Portfolio and Sentinel Growth Portfolio. The Growth Portfolio consists of 15 million shares, the Money Market Portfolio consists of 75 million shares; each of the other series consists of 5 million shares.

Transactions in capital stock for the period ended June 30, 1997 were as follows:

                                                             GROWTH PORTFOLIO              MONEY MARKET           BOND
                                                                                            PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                           SHARES       AMOUNT        SHARES         AMOUNT      SHARES
------------------------------------------------------------------------------------------------------------------
Shares sold.............................................    657,770   $11,002,270    51,291,853   $ 51,291,853   222,480
Shares redeemed.........................................   (509,288)   (8,515,319)  (45,994,493)   (45,994,493)  (88,338)
Shares reinvested.......................................  1,593,025    25,357,624     1,421,822      1,421,822    52,673
                                                          ---------   -----------   -----------   ------------   -------
Net contributions from affiliated insurance companies...  1,741,507   $27,844,575     6,719,182   $  6,719,182   186,815
                                                          =========   ===========   ===========   ============   =======

                                                                         MANAGED PORTFOLIO

--------------------------------------------------------
                                                            AMOUNT      SHARES      AMOUNT
--------------------------------------------------------
Shares sold.............................................  $2,327,135    237,060   $ 3,565,285
Shares redeemed.........................................    (924,710)  (209,364)   (3,123,896)
Shares reinvested.......................................     546,084     77,181     1,114,465
                                                          ----------   --------   -----------
Net contributions from affiliated insurance companies...  $1,948,509    104,877   $ 1,555,854
                                                          ==========   ========   ===========

                                                                         AGGRESSIVE             INTERNATIONAL        COMMON
                                                                           GROWTH                 PORTFOLIO           STOCK
                                                                          PORTFOLIO                                  PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                    SHARES      AMOUNT       SHARES      AMOUNT      SHARES
------------------------------------------------------------------------------------------------------------------
Shares sold.......................................................  257,860   $ 4,817,005    464,479   $ 5,901,834   134,119
Shares redeemed...................................................  (79,150)   (1,479,846)  (218,043)   (2,768,827)   (1,005)
Shares reinvested.................................................   21,346       391,282    305,922     3,775,073     4,875
                                                                    -------   -----------   --------   -----------   -------
Net contributions from affiliated insurance companies.............  200,056   $ 3,728,441    552,358   $ 6,908,080   137,989
                                                                    =======   ===========   ========   ===========   =======

                                                                                  SENTINEL GROWTH
                                                                                     PORTFOLIO

------------------------------------------------------------------
                                                                      AMOUNT     SHARES    AMOUNT
------------------------------------------------------------------
Shares sold.......................................................  $1,635,783   10,852   $131,007
Shares redeemed...................................................     (12,006)    (662)    (7,890)
Shares reinvested.................................................      55,391    2,383     26,667
                                                                    ----------   ------   --------
Net contributions from affiliated insurance companies.............  $1,679,168   12,573   $149,784
                                                                    ==========   ======   ========

Transactions in capital stock for the year ended December 31, 1996 were as follows:

                                                           GROWTH PORTFOLIO              MONEY MARKET            BOND
                                                                                          PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                         SHARES       AMOUNT        SHARES         AMOUNT       SHARES
------------------------------------------------------------------------------------------------------------------
Shares sold...........................................  1,276,805   $20,944,472    82,625,391   $ 82,625,391    382,375
Shares redeemed.......................................   (981,738)  (16,125,158)  (65,247,831)   (65,247,831)  (173,162)
Shares reinvested.....................................    803,008    12,727,734     2,204,012      2,204,012     83,086
                                                        ---------   -----------       -------   ------------   --------
Net contributions from affiliated insurance
 companies............................................  1,098,075   $17,547,048    19,581,572   $ 19,581,572    292,299
                                                        =========   ===========       =======   ============   ========

                                                                        MANAGED PORTFOLIO

------------------------------------------------------
                                                          AMOUNT       SHARES      AMOUNT
------------------------------------------------------
Shares sold...........................................  $ 4,040,320    506,385   $ 7,070,251
Shares redeemed.......................................   (1,831,517)  (296,312)   (4,126,398)
Shares reinvested.....................................      874,882    209,781     2,862,232
                                                        -----------   --------      --------
Net contributions from affiliated insurance
 companies............................................  $ 3,083,685    419,854   $ 5,806,085
                                                        ===========   ========      ========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, June 30, 1997 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                       AGGRESSIVE             INTERNATIONAL        COMMON
                                                                         GROWTH                 PORTFOLIO           STOCK
                                                                       PORTFOLIO                                   PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                  SHARES      AMOUNT       SHARES      AMOUNT      SHARES
------------------------------------------------------------------------------------------------------------------
Shares sold....................................................   441,008   $ 7,446,728    987,809   $12,532,647   577,728
Shares redeemed................................................  (156,497)   (2,640,322)  (218,584)   (2,776,249)   (2,588)
Shares reinvested..............................................   185,719     2,824,782    180,866     2,235,504     5,127
                                                                 --------     ---------   --------   -----------   -------
Net contributions from affiliated insurance companies..........   470,230   $ 7,631,188    950,091   $11,991,902   580,267
                                                                 ========     =========   ========   ===========   =======

                                                                                SENTINEL GROWTH
                                                                                   PORTFOLIO

---------------------------------------------------------------
                                                                   AMOUNT     SHARES      AMOUNT
---------------------------------------------------------------
Shares sold....................................................  $5,835,026   508,648   $5,090,047
Shares redeemed................................................     (27,950)     (377)      (4,012)
Shares reinvested..............................................      53,716        --           --
                                                                 ----------   -------   ----------
Net contributions from affiliated insurance companies..........  $5,860,792   508,271   $5,086,035
                                                                 ==========   =======   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, June 30, 1997 -- Concluded

--------------------------------------------------------------------------------

8. PRINCIPAL UNDERWRITER

PML Securities Company serves, without compensation, as the principal underwriter for sale of the Fund shares to the Accounts. PML Securities Company is an indirect wholly-owned subsidiary of PMLIC.
9. SUBSEQUENT DIVIDEND

On June 25, 1997 the Board of Directors declared the following net investment income and capital gain dividends to shareholders of record on June 30, 1997, ex-dividend date July 2, 1997, payable on July 3, 1997 as follows:

                              TOTAL                    PER SHARE
                    -------------------------    ---------------------
                       NET                          NET
                    INVESTMENT      CAPITAL      INVESTMENT    CAPITAL
    PORTFOLIO         INCOME         GAIN          INCOME       GAIN
------------------  ----------    -----------    ----------    -------
Growth............  $1,160,049             --      $.0911           --
Bond..............     292,306             --       .1634           --
Managed...........     415,997             --       .1358           --
Aggressive
 Growth...........          --             --          --           --
International.....          --             --          --           --
Common Stock......      38,538             --       .0537           --
Sentinel Growth...          --             --          --           --